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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 9 of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, and Evergreen U.S. Government Money Market Fund, for the year ended January 31, 2004 These 9 series have a January 31 fiscal year end.

Date of reporting period: January 31, 2004

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

Evergreen California Municipal Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
19	INDEPENDENT AUDITORS' REPORT
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen California Municipal Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Average annual return

1 year	0.40%	0.19%	0.70%

Since portfolio inception	0.73%	0.49%	1.07%

7-day annualized yield	0.24%	0.04%	0.54%

30-day annualized yield	0.25%	0.04%	0.55%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been reimbursed, returns would have been lower. Returns reflect limits previously in effect for all classes without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.40%	0.92%	0.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$87,673	$122,687	$117,217
Ratios to average net assets
Expenses[3]	0.94%	0.88%	0.89%[4]
Net investment income	0.41%	0.88%	1.12%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.19%	0.68%	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,427	$41,997	$41,972
Ratios to average net assets
Expenses[3]	1.15%	1.11%	1.19%[4]
Net investment income	0.20%	0.65%	0.83%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.70%	1.22%	0.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,447	$20,169	$168
Ratios to average net assets
Expenses[2]	0.64%	0.58%	0.58%[3]
Net investment income	0.69%	0.99%	1.42%[3]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

COMMERCIAL PAPER 0.8%
Water & Sewer 0.8%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj. Ser. A, 3.10%, 2/2/2004	$ 1,000,000	$ 1,000,000
MUNICIPAL OBLIGATIONS 98.8%
Capital Improvements 4.2%
Palm Springs, CA COP, (Insd. by Westdeutche Landesbank AG), 1.10%, VRDN	5,265,000	5,265,000
Community Development District 10.4%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB:
(SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.05%, VRDN	2,000,000	2,000,000
(SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.10%, VRDN	11,000,000	11,000,000
13,000,000
Education 7.2%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, (LOC: Union Bank of California), 1.37%, VRDN	4,625,000	4,625,000
San Diego Cnty., CA COP, Friends of Chabad Proj., (LOC: Comerica Bank), 1.00%, VRDN	1,400,000	1,400,000
West Contra Costa, CA Unified Sch. Dist. PFOTER, (SPA: Merrill Lynch & Co.), 0.97%, VRDN	2,955,000	2,955,000
8,980,000
General Obligation - State 13.8%
California GO:
PFOTER, (SPA: Merrill Lynch & Co.), 1.20%, VRDN	4,100,000	4,100,000
RAW Ser. A, (SPA: Bank of America & LOC: Citibank), 2.00%, 6/16/2004	7,000,000	7,018,368
RAW Ser. B, (SPA: Merrill Lynch & Co. & Liq.: Societe Generale), 2.00%, 6/16/2004	6,000,000	6,016,419
17,134,787
Housing 31.1%
California CDA MHRB, Aqua Vista Apts. Proj., Ser. 2000V, (LOC: Bank of the West), 0.97%, VRDN	8,000,000	8,000,000
California Hsg. Fin. Agcy. RB:
Ser. F, 0.95%, VRDN	5,170,000	5,170,000
Ser. H, 0.98%, VRDN	500,000	500,000
Class B Revenue Bond Certificate Trust, Ser. 2002-1, (Insd. by America International Group, Inc.), 1.39%, VRDN	7,000,000	7,000,000
PFOTER, (SPA: Merrill Lynch & Co.), 1.27%, 8/19/2004	4,000,000	4,000,000
San Jose, CA MHRB, (SPA: Merrill Lynch & Co.), 1.11%, VRDN	14,000,000	14,000,000
38,670,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing 16.9%
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., 1.90%, VRDN	$ 1,500,000	$ 1,500,000
California CDA RB, Tri-H Investors Proj., (LOC: Union Bank of California), 1.55%, VRDN	960,000	960,000
California EDA RB, Killion Inds. Proj., (LOC: Union Bank of California), 2.45%, VRDN	2,840,000	2,840,000
California Infrastructure & EDRB, Haig Precision Manufacturing Corp., (SPA: Bank of the West), 1.15%, VRDN	2,490,000	2,490,000
Chula Vista, CA IDA RB, Sutherland/Palumbo Proj., (LOC: Union Bank of California), 1.95%, VRDN	2,085,000	2,085,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys., (LOC: Regions Bank), 1.35%, VRDN	1,800,000	1,800,000
Frankfort, IN EDRRB, General Seating America Proj., (LOC: Mizuho Bank, Ltd.), 4.02%, VRDN	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc. Proj. Ser. 1995, (LOC: JP Morgan Chase Bank), 1.15%, VRDN	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., (LOC: U.S. Bank), 1.15%, VRDN	1,635,000	1,635,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 1.65%, VRDN	300,000	300,000
Puerto Rico Med. & Env. PCRB, Becton Dickinson & Co., 1.35%, VRDN	4,205,000	4,205,000
20,990,000
Tobacco Revenue 3.8%
Tobacco Securitization Auth., CA RB, (LOC: Westdeutche Landesbank & SPA: Merrill Lynch & Co.), 1.04%, VRDN	1,755,000	1,755,000
Tobacco Settlement Fin. Corp., NY RB, PFOTER, (SPA: Merrill Lynch & Co.), 1.02%, VRDN	3,020,000	3,020,000
4,775,000
Utility 7.4%
California Consumer Pwr. Fin. Auth. RB, Ser. A, 2.50%, 3/1/2004	1,900,000	1,901,801
California Pollution Ctrl. Fin. Auth. RB, Pacific Gas & Elec. Proj. Ser. 96-C, (SPA: Bank of America), 1.01%, VRDN	5,000,000	5,000,000
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.13%, VRDN	800,000	800,000
Chula Vista, CA IDRB, San Diego Gas & Elec. Proj. Ser. A, 1.15%, VRDN	400,000	400,000
Modesto, CA Irrigation Dist. Fin. Auth. RB, (Liq.: Societe Generale & Insd. by AMBAC), 1.00%, VRDN	500,000	500,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 1.12%, VRDN	600,000	600,000
9,201,801
Water & Sewer 4.0%
Chino Basin, CA RB, Desalter Proj., Ser. A, (LOC: Bayerische Hypo-Und Vereins), 1.01%, VRDN	5,000,000	5,000,000
Total Municipal Obligations		123,016,588
Total Investments (cost $124,016,588) 99.6%		124,016,588
Other Assets and Liabilities 0.4%		530,565
Net Assets 100.0%		$ 124,547,153
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RAW	Revenue Anticipation Warrants
RB	Revenue Bond
SPA	Security Purchase Agreement
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of January 31, 2004:

California	79.4%
Delaware	5.6%
Puerto Rico	3.4%
New York	2.4%
Georgia	1.5%
West Virginia	1.2%
Wisconsin	1.1%
Indiana	1.0%
North Carolina	0.2%
Non-state specific	4.2%
Total	100.0%
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments at amortized cost	$ 124,016,588
Cash	68,680
Receivable for Fund shares sold	7,442
Interest receivable	472,880
Receivable from investment advisor	4,392
Prepaid expenses and other assets	20,422

Total assets	124,590,404

Liabilities
Dividends payable	6,979
Payable for Fund shares redeemed	4,532
Distribution Plan expenses payable	1,277
Due to related parties	702
Accrued expenses and other liabilities	29,761

Total liabilities	43,251

Net assets	$ 124,547,153

Net assets represented by
Paid-in capital	$ 124,553,773
Overdistributed net investment income	(6,620)

Total net assets	$ 124,547,153

Net assets consists of
Class A	$ 87,672,836
Class S	25,427,072
Class I	11,447,245

Total net assets	$ 124,547,153

Shares outstanding
Class A	87,711,280
Class S	25,444,150
Class I	11,445,856

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 2,526,147

Expenses
Advisory fee	848,080
Distribution Plan expenses
Class A	342,067
Class S	227,108
Administrative services fee	112,502
Transfer agent fees	104,317
Trustees' fees and expenses	2,850
Printing and postage expenses	21,968
Custodian and accounting fees	47,777
Registration and filing fees	67,384
Professional fees	20,466
Other	7,712

Total expenses	1,802,231
Less: Expense reductions	(807)
Fee waivers and expense reimbursements	(67,015)

Net expenses	1,734,409

Net investment income	791,738

Net realized gains on securities	1,288

Net increase in net assets resulting from operations	$ 793,026

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 791,738		$ 1,483,387
Net realized gains on securities		1,288		931

Net increase in net assets resulting from operations		793,026		1,484,318

Distributions to shareholders from
Net investment income
Class A		(458,555)		(1,158,986)
Class S		(74,121)		(363,400)
Class I		(251,789)		(28,110)

Total distributions to shareholders		(784,465)		(1,550,496)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	496,853,113	496,853,113	688,750,816	688,750,816
Class S	70,727,088	70,727,088	82,398,909	82,398,908
Class I	197,713,687	197,713,687	20,413,714	20,413,714

		765,293,888		791,563,438

Net asset value of shares issued in reinvestment of distributions
Class A	458,927	458,927	1,158,487	1,158,487
Class I	179,374	179,374	28,033	28,033

		638,301		1,186,520

Payment for shares redeemed
Class A	(532,331,237)	(532,331,237)	(684,393,377)	(684,393,377)
Class S	(87,297,860)	(87,297,860)	(82,355,203)	(82,355,203)
Class I	(206,616,377)	(206,616,377)	(440,123)	(440,123)

		(826,245,474)		(767,188,703)

Net increase (decrease) in net assets resulting from capital share transactions		(60,313,285)		25,561,255

Total increase (decrease) in net assets		(60,304,724)		25,495,077
Net assets
Beginning of period		184,851,877		159,356,800

End of period		$ 124,547,153		$ 184,851,877

Overdistributed net investment income		$ (6,620)		$ (15,181)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

15

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.45% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended January 31, 2004, EIMC waived its fee in the amount of $18,890 and reimbursed expenses in the amount of $14,433 which combined represents 0.02% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $33,692, which represents 0.09% of the average daily net assets of Class S shares. Total amounts subject to recoupment as of January 31, 2004 were $81,387.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

16

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the component of distributable earnings on a tax basis was overdistributed exempt-interest income of $6,620.

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,
	2004	2003

Ordinary Income	$ 1,288	$ 3,412
Exempt-Interest Income	783,177	1,547,084

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

17

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

18

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

19

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.84%.

20

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21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565215 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Florida Municipal Money Market Fund

Evergreen Florida Municipal Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
19	INDEPENDENT AUDITORS' REPORT
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Florida Municipal Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Average annual return

1 year	0.49%	0.20%	0.79%

5 year	1.91%	1.70%	2.22%

Since portfolio inception	1.95%	1.74%	2.25%

7-day annualized yield	0.29%	0.04%	0.60%

30-day annualized yield	0.31%	0.06%	0.61%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.02	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.49%	0.89%	2.03%	3.48%	2.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$27,758	$30,804	$60,484	$27,519	$140,403
Ratios to average net assets
Expenses[2]	0.83%	0.87%	0.86%	0.85%	0.84%
Net investment income	0.48%	0.79%	1.89%	3.39%	2.77%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.20%	0.59%	1.73%	1.87%
Ratios and supplemental data
Net assets, end of period (thousands)	$259,620	$242,800	$206,592	$163,045
Ratios to average net assets
Expenses[3]	1.12%	1.17%	1.15%	1.16%[4]
Net investment income	0.20%	0.52%	1.58%	3.08%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.79%	1.20%	2.34%	3.79%	3.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,699	$2,785	$260	$71	$105
Ratios to average net assets
Expenses[3]	0.56%	0.57%	0.51%	0.55%	0.54%
Net investment income	0.78%	0.99%	2.20%	3.69%	3.07%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
Airport 9.5%
Miami-Dade Cnty., FL IDA RB, Flightsafety Proj.:
Ser. A, 1.25%, VRDN	$ 8,910,000	$ 8,910,000
Ser. B, (Gtd. by Boeing Co.), 1.25%, VRDN	19,030,000	19,030,000
27,940,000
Capital Improvements 4.0%
Capital Trust PFOTER, Seminole Convention, 1.35%, VRDN	11,790,000	11,790,000
Community Development District 0.1%
Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC: Bank of America), 1.10%, VRDN	300,000	300,000
Continuing Care Retirement Community 1.4%
Palm Beach Cnty., FL IDRB, Gulfstream Goodwill Hlth., (LOC: SouthTrust Bank), 1.10%, VRDN	2,915,000	2,915,000
St. Petersburg, FL Hlth. Fac. Auth. RB, Florida Blood Svcs., Inc. Proj., 1.05%, VRDN	1,100,000	1,100,000
4,015,000
Education 19.4%
Florida Board of Ed. Lottery COP, Eagle Trust Cert., (Liq.: Citibank & Insd. by AMBAC), 1.02%, VRDN	2,600,000	2,600,000
Florida Board of Ed. RB, 1.02%, VRDN	10,165,000	10,165,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, (Liq.: Bank of America & Insd. by MBIA), 1.10%, VRDN	4,590,000	4,590,000
Lawrence, IN Central High Sch. Bldg. RB, 4.80%, 7/1/2004	490,000	493,538
Miami-Dade Cnty., FL Edl. Facilities Auth. RB, Florida Mem. College Proj., 0.95%, VRDN	8,200,000	8,200,000
Orange Cnty., FL Sch. Board COP:
1.00%, VRDN	3,325,000	3,325,000
Ser. 328, 1.01%, VRDN	350,000	350,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College, 1.00%, VRDN	8,900,000	8,900,000
Pasco Cnty., FL Edl. Facs. Auth. RB, Saint Leo Univ. Proj., 1.04%, VRDN	4,820,000	4,820,000
Univ. of So. Florida Foundation RB, Ser. A, 0.94%, VRDN	3,000,000	3,000,000
Univ. of So. Florida RB, Univ. Technology Ctr., 1.00%, VRDN	10,500,000	10,500,000
56,943,538
General Obligation - State 1.7%
California GO, Ser. A, 2.00%, 6/16/2004	5,000,000	5,006,337
Hospital 19.1%
Bay Cnty., FL RB, Methodist Home for Aging, (Insd. by FHLB), 1.09%, VRDN	7,885,000	7,885,000
Hamilton Cnty., OH Hosp. Facs. RB, 1.07%, VRDN	5,000,000	5,000,000
Miami, FL Hlth. Facs. Auth. PFOTER, 1.07%, VRDN	5,400,000	5,400,000
Orange Cnty., FL Hlth. Facs. Auth. PFOTER, Ser. 171, 1.08%, VRDN	17,100,000	17,100,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 0.95%, VRDN	860,000	860,000
Palm Beach Cnty., FL Criminal Justice FRN, Ser. 191, 1.25%, 9/9/2004	3,795,000	3,795,000
Palm Beach Cnty., FL RB, Jewish Community Campus Corp., 0.98%, VRDN	5,840,000	5,840,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Pinellas Cnty., FL Hlth. Facility Auth., 3.00%, 11/15/2004	$ 1,715,000	$ 1,739,447
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-321, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.08%, VRDN	1,329,500	1,329,500
Santa Rosa Cnty., FL Hlth. Facility RB, Baptist Hospital, 0.95%, VRDN	7,400,000	7,400,000
56,348,947
Housing 16.3%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 1.00%, VRDN	3,985,000	3,985,000
Brevard Cnty., FL HFA RB, Shore View Apts. Proj., (LOC: Harris Trust & Savings Bank), 1.00%, VRDN	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Eagle Trust Cert., Ser. 2000-C, (Liq.: Citibank & Insd. by GNMA), 1.17%, VRDN	155,000	155,000
Class B Revenue Bond Certificate Trust, 1.30%, 3/4/2004	6,530,000	6,530,000
Clipper, FL Tax Exempt COP:
Class A, Ser. 2000-1, 1.20%, VRDN	14,394,000	14,394,000
Ser. 1999-2, (Liq.: State Street Corp. & Insd. by GNMA), 1.25%, VRDN	375,013	375,013
Ser. 2000-3, (Liq.: State Street Corp. & Insd. by MBIA), 1.20%, VRDN	2,374,000	2,374,000
Florida Hsg. Fin. Agcy. RB, 1.05%, VRDN	1,680,000	1,680,000
Osceola Cnty., FL HFA RB, 0.97%, VRDN	6,025,000	6,025,000
Palm Beach Cnty., FL HFA RB, 1.07%, VRDN	1,190,000	1,190,000
PFOTER, Class B, 1.25%, 2/5/2004	2,000,000	2,000,007
St. Lucie Cnty., FL IDRB, 1.20%, VRDN	1,375,000	1,375,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 1.00%, VRDN	5,700,000	5,700,000
47,983,020
Industrial Development Revenue 14.2%
Alachua Cnty., FL IDRB, Florida Inds., Inc. Proj., 1.05%, VRDN	1,000,000	1,000,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 1.10%, VRDN	550,000	550,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., (LOC: AmSouth Bank), 1.17%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDA RB:
Ser. A-1, 1.15%, VRDN	1,250,000	1,250,000
Ser. A-2, 1.05%, VRDN	1,000,000	1,000,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Triple Crown, 1.15%, VRDN	1,250,000	1,250,000
Fort Walton Proj., 1.10%, VRDN	925,000	925,000
Novelty Crystal Proj., (LOC: SunTrust Banks), 1.10%, VRDN	1,100,000	1,100,000
Plastics Components Proj., (LOC: SunTrust Banks), 1.10%, VRDN	950,000	950,000
Suncoast Bakeries Proj., Ser. A-1, (LOC: SunTrust Banks), 1.10%, VRDN	600,000	600,000
Hillsborough Cnty., FL IDRB, Berry Packaging, Inc., 1.10%, VRDN	1,820,000	1,820,000
Jacksonville, FL Econ. Dev. Commission IDRB, Crown Products Co. Proj., Ser. 1998, (LOC: SunTrust Banks), 1.10%, VRDN	1,000,000	1,000,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 1.10%, VRDN	3,300,000	3,300,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., (LOC: Bank of America), 1.00%, VRDN	800,000	800,000
Mercer Cnty., PA IDA RB, 3.44%, VRDN	4,000,000	4,000,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 1.05%, VRDN	$ 2,900,000	$ 2,900,000
Miami-Dade Cnty., FL IDRB, Futurama Proj., 1.15%, VRDN	1,335,000	1,335,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., (LOC: Bank of America), 1.10%, VRDN	2,000,000	2,000,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., (LOC: SunTrust Banks), 1.20%, VRDN	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., (LOC: Bank One Corp.), 1.17%, VRDN	1,910,000	1,910,000
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., 1.95%, VRDN	4,000,000	4,000,000
Riviera Beach, FL IDRB, Rain Manufacturing Proj., (LOC: Bank of America), 1.10%, VRDN	2,465,000	2,465,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., (LOC: Associated Bank), 1.15%, VRDN	1,700,000	1,700,000
St. John's Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust Bank), 1.25%, VRDN	1,450,000	1,450,000
41,805,000
Lease 0.5%
Koch Floating Rate Trust COP, Ser. 2000-1, (Liq.: State Street Corp. & Insd. by AMBAC), 1.20%, VRDN	1,495,342	1,495,342
Manufacturing 1.3%
Pinellas Cnty., FL IDRB, Better Business Forms, Inc., 1.30%, VRDN	3,800,000	3,800,000
Power 0.8%
Jacksonville, FL Power Sys. RB, St. Johns River, 4.00%, 10/1/2004	2,305,000	2,348,984
Public Facilities 0.4%
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 5.80%, 7/1/2004	1,050,000	1,085,999
Special Tax 6.1%
ABN Amro Munitops COP, Ser. 2002-24, 0.98%, VRDN 144A	18,000,000	18,000,000
Transportation 1.2%
Florida Dept. of Trans. RB, 1.02%, VRDN	3,590,000	3,590,000
Utility 1.1%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.13%, VRDN	2,700,000	2,700,000
Sarasota Cnty., FL Util. Sys. RB, 1.00%, VRDN	425,000	425,000
3,125,000
Water & Sewer 2.6%
Dade Cnty., FL., Wtr. & Swr. Sys. FRN, (Insd. by FGIC), 0.91%, VRDN	1,500,000	1,500,000
Florida Governmental Util. Auth. PFOTER, 1.01%, VRDN	5,348,500	5,348,500
New York City Muni. Wtr. Fin. Auth. RB, Ser. C, 0.95%, VRDN	800,000	800,000
7,648,500
Total Investments (cost $293,225,667) 99.7%		293,225,667
Other Assets and Liabilities 0.3%		851,278
Net Assets 100.0%		$ 294,076,945
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2004

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
SPA	Securities Purchase Agreement
VRDN	Variable Rate Demand Note

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issueror other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of January 31, 2004:

Florida	90.2%
California	1.7%
Ohio	1.7%
Wisconsin	1.5%
Washington	1.4%
Pennsylvania	1.4%
Delaware	1.2%
Puerto Rico	0.4%
Indiana	0.2%
Non-state specific	0.3%
Total	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments at amortized cost	$ 293,225,667
Cash	203,584
Interest receivable	664,909
Prepaid expenses and other assets	50,525

Total assets	294,144,685

Liabilities
Dividends payable	19,410
Payable for Fund shares redeemed	8,616
Advisory fee payable	9,910
Distribution Plan expenses payable	2,154
Due to other related parties	1,742
Accrued expenses and other liabilities	25,908

Total liabilities	67,740

Net assets	$ 294,076,945

Net assets represented by
Paid-in capital	$ 294,063,312
Undistributed net investment income	13,633

Total net assets	$ 294,076,945

Net assets consists of
Class A	$ 27,757,891
Class S	259,619,956
Class I	6,699,098

Total net assets	$ 294,076,945

Shares outstanding
Class A	27,763,323
Class S	259,600,775
Class I	6,699,112

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 3,419,908

Expenses
Advisory fee	1,060,773
Distribution Plan expenses
Class A	88,123
Class S	1,363,200
Administrative services fee	154,471
Transfer agent fees	33,363
Trustees' fees and expenses	3,695
Printing and postage expenses	23,772
Custodian and accounting fees	67,661
Registration and filing fees	12,988
Professional fees	19,937
Other	23,291

Total expenses	2,851,274
Less: Expense reductions	(895)
Expense reimbursements	(35,922)

Net expenses	2,814,457

Net investment income	605,451

Net increase in net assets resulting from operations	$ 605,451

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 605,451		$ 1,292,772
Net realized gains on securities		0		52,782

Net increase in net assets resulting from operations		605,451		1,345,554

Distributions to shareholders from
Net investment income
Class A		(142,778)		(182,003)
Class S		(446,348)		(1,150,923)
Class I		(16,286)		(14,651)

Total distributions to shareholders		(605,412)		(1,347,577)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	65,870,783	65,870,783	108,871,895	108,871,895
Class S	454,357,235	454,357,235	610,333,701	610,333,701
Class I	35,201,419	35,201,419	32,769,248	32,769,350

		555,429,437		751,974,946

Net asset value of shares issued in reinvestment of distributions
Class A	119,130	119,130	120,129	120,129
Class I	2,371	2,371	10,758	10,758

		121,501		130,887

Payment for shares redeemed
Class A	(69,036,000)	(69,036,000)	(138,671,984)	(138,671,984)
Class S	(437,536,853)	(437,536,853)	(574,123,543)	(574,123,543)
Class I	(31,289,901)	(31,289,901)	(30,254,381)	(30,254,381)

		(537,862,754)		(743,049,908)

Net increase in net assets resulting from capital share transactions		17,688,184		9,055,925

Total increase in net assets		17,688,223		9,053,902
Net assets
Beginning of period		276,388,722		267,334,820

End of period		$ 294,076,945		$ 276,388,722

Undistributed net investment income		$ 13,633		$ 13,594

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

16

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended January 31, 2004, EIMC reimbursed expenses in the amount of $1,940. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $33,982. Total amounts subject to recoupment as of January 31, 2004 were $33,982.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $13,633.

The tax character of distributions paid was as follows:

	Year Ended January 31,
	2004	2003

Ordinary Income	$ 110	$ 65,278
Exempt-Interest Income	605,302	1,282,299

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

18

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

19

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.98%.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565211 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Money Market Fund

Evergreen Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
25	INDEPENDENT AUDITORS' REPORT
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Average annual return**

1 year with sales charge	N/A	-4.94%	-0.94%	N/A	N/A	N/A

1 year w/o sales charge	0.32%	0.06%	0.06%	0.09%	0.20%	0.57%

5 year	3.02%	2.02%	2.39%	2.89%	3.14%	3.31%

10 year	3.93%	3.32%	3.59%	3.99%	4.12%	4.21%

7-day annualized yield	0.22%	0.04%	0.04%	0.04%	0.08%	0.48%

30-day annualized yield	0.24%	0.04%	0.04%	0.04%	0.10%	0.49%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
** Adjusted for maximum applicable sales charge, unless noted.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, S and S1 would have been lower.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Classes A, B, C, S and S1. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.06	0.05
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.03	-0.06	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.32%	1.14%	3.20%	5.84%	4.68%
Ratios and supplemental data
Net assets, end of period (millions)	$6,261	$10,628	$9,605	$2,302	$8,931
Ratios to average net assets
Expenses[2]	0.93%	0.89%	0.88%	0.84%	0.83%
Net investment income	0.33%	1.12%	2.42%	5.54%	4.63%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS B	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.02	0.05	0.04
Distributions to shareholders from
Net investment income	0[1]	0[1]	-0.02	-0.05	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.06%	0.44%	2.48%	5.11%	3.95%
Ratios and supplemental data
Net assets, end of period (millions)	$70	$113	$92	$52	$67
Ratios to average net assets
Expenses[3]	1.20%	1.59%	1.57%	1.54%	1.53%
Net investment income	0.06%	0.41%	2.25%	4.95%	3.89%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS C	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.02	0.05	0.04
Distributions to shareholders from
Net investment income	0[1]	0[1]	-0.02	-0.05	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.06%	0.44%	2.48%	5.11%	3.95%
Ratios and supplemental data
Net assets, end of period (millions)	$26	$23	$15	$9	$6
Ratios to average net assets
Expenses[3]	1.17%	1.59%	1.57%	1.55%	1.54%
Net investment income	0.06%	0.42%	2.24%	4.99%	3.95%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.09%	0.82%	2.89%	3.33%
Ratios and supplemental data
Net assets, end of period (millions)	$3,544	$7,302	$9,954	$10,771
Ratios to average net assets
Expenses[3]	1.17%	1.21%	1.16%	1.15%[4]
Net investment income	0.10%	0.83%	2.89%	5.56%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S1	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.20%	1.18%	1.38%
Ratios and supplemental data
Net assets, end of period (millions)	$1,057	$1,767	$1,300
Ratios to average net assets
Expenses[3]	1.05%	0.85%	0.86%[4]
Net investment income	0.21%	1.16%	1.72%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.03	0.06	0.05
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.03	-0.06	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.57%	1.42%	3.50%	6.15%	4.99%
Ratios and supplemental data
Net assets, end of period (millions)	$1,659	$2,334	$2,685	$1,964	$1,908
Ratios to average net assets
Expenses[2]	0.68%	0.61%	0.56%	0.54%	0.53%
Net investment income	0.57%	1.41%	3.43%	5.97%	4.89%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 1.8%
National Bank of Commerce, FRN:
1.10%, 6/17/2004	$ 50,000,000	$ 50,000,000
1.10%, 6/21/2004	50,000,000	50,000,000
1.10%, 9/10/2004	125,000,000	125,000,000
Total Certificates of Deposit		225,000,000
COMMERCIAL PAPER 52.5%
Asset-Backed 42.1%
Alpine Securitization Corp.:
1.04%, 2/2/2004	72,100,000	72,100,000
1.05%, 2/13/2004	100,000,000	99,967,917
Amstel Funding Corp., 1.11%, 2/17/2004	100,000,000	99,953,750
ASAP Funding, Ltd., 1.05%, 2/25/2004	150,000,000	149,899,375
Aspen Funding Corp., 1.05%, 2/6/2004	50,000,000	49,994,167
Barton Capital Corp., 1.05%, 2/3/2004	26,292,000	26,291,233
Bavaria Funding Corp., 1.05%, 2/18/2004	97,050,000	97,004,710
Blue Spice LLC, 1.04%, 3/16/2004	50,000,000	49,937,889
Brahms Funding Corp., 1.08%, 2/6/2004	130,000,000	129,984,400
Check Point Charlie, Inc.:
1.15%, 3/12/2004	50,000,000	49,937,708
1.16%, 2/9/2004	45,000,000	44,989,850
Compass Security, 1.06%, 3/22/2004	71,455,000	71,351,906
Concord Minutemen Capital Co. LLC:
1.05%, 4/8/2004	100,267,000	100,073,986
1.11%, 2/10/2004	69,000,000	69,000,000
1.12%, 2/5/2004	50,000,000	50,000,000
1.12%, 2/9/2004	27,750,000	27,750,000
Crown Point Capital Co.:
1.04%, 4/6/2004	50,000,000	49,907,556
1.05%, 3/12/2004	52,959,000	52,898,759
Descartes Funding Trust, 1.10%, 11/15/2004	100,000,000	100,000,000
Edison Asset Securitization, 1.09%, 2/20/2004	50,000,000	49,972,750
Fairway Finance Corp.:
1.04%, 4/13/2004	63,057,000	62,927,663
1.05%, 3/5/2004	70,129,000	70,063,546
Galaxy Funding, Inc., 1.10%, 3/3/2004	42,500,000	42,461,042
Giro Balanced Funding:
1.02%, 2/20/2004	117,517,000	117,457,067
1.04%, 3/31/2004	50,000,000	49,916,222
Greyhawk Funding Corp., 1.04%, 3/11/2004	100,000,000	99,890,222
High Peak Funding Corp.:
1.05%, 2/26/2004	50,000,000	49,965,000
1.12%, 2/5/2004	50,000,000	49,995,333
Lexington Parker Capital Corp.:
1.05%, 4/8/2004	40,426,000	40,348,180
1.07%, 4/8/2004	100,426,000	100,228,998
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Mane Funding Corp.:
1.03%, 3/18/2004	$ 55,000,000	$ 54,929,187
1.04%, 3/17/2004	40,000,000	39,949,156
1.04%, 3/18/2004	50,000,000	49,935,000
1.05%, 4/20/2004	64,738,000	64,590,721
Moat Funding LLC:
1.03%, 2/9/2004	25,000,000	24,994,993
1.03%, 2/20/2004	100,000,000	99,948,500
1.06%, 4/12/2004	50,000,000	49,896,945
1.13%, 4/5/2004	50,000,000	49,901,125
Mortgage Interest Network:
1.13%, 2/12/2004	75,000,000	74,976,458
1.13%, 2/23/2004	75,000,000	74,950,563
Neptune Funding Corp.:
1.06%, 3/30/2004	35,026,000	34,967,215
1.06%, 4/15/2004	50,000,000	49,892,528
1.06%, 4/28/2004	50,000,000	49,873,389
1.07%, 4/12/2004	30,769,000	30,704,983
1.07%, 4/16/2004	51,713,000	51,599,260
1.12%, 2/4/2004	75,151,000	75,146,324
Paradigm Funding LLC, 1.04%, 3/19/2004	23,000,000	22,969,436
Park Granada LLC:
1.04%, 2/17/2004	50,255,000	50,233,223
1.05%, 2/26/2004	41,200,000	41,171,160
1.06%, 4/12/2004	50,000,000	49,896,944
1.10%, 2/17/2004	75,000,000	74,965,625
Perry Global Funding, 1.04%, 4/9/2004	100,000,000	99,806,445
Rhineland Funding Corp.:
1.08%, 2/26/2004	33,595,000	33,570,812
1.11%, 4/29/2004	42,335,000	42,221,436
1.13%, 2/5/2004	50,000,000	49,995,292
1.16%, 2/13/2004	37,874,000	37,860,576
1.16%, 2/20/2004	30,336,000	30,318,405
1.17%, 2/4/2004	52,176,000	52,172,608
Scaldis Capital LLC, 1.04%, 4/15/2004	157,317,000	156,985,236
Sheffield Receivables Corp., 1.05%, 2/5/2004	48,880,000	48,875,723
Special Purpose Accounts Receivable Cooperative Corp., 1.10%, 2/6/2004	25,000,000	24,996,944
Steamboat Funding Corp., 1.03%, 2/19/2004	41,737,000	41,716,699
Surrey Funding Corp.:
1.05%, 4/12/2004	148,350,000	148,047,119
1.05%, 4/16/2004	50,000,000	49,892,083
Tannehill Capital Co.:
1.03%, 2/20/2004	65,070,000	65,036,489
1.05%, 4/14/2004	68,175,000	68,031,833
Thames Asset Global Securitization:
1.03%, 2/20/2004	100,000,000	99,948,500
1.04%, 4/19/2004	75,000,000	74,833,167
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Three Pillars Funding Corp.:
1.03%, 2/17/2004	$ 88,226,000	$ 88,188,136
1.05%, 2/5/2004	34,032,000	34,029,022
1.05%, 4/20/2004	72,701,000	72,535,605
Thunder Bay Funding, Inc., 1.08%, 2/6/2004	74,802,000	74,793,024
Ticonderoga Funding LLC:
1.02%, 2/13/2004	87,711,000	87,683,663
1.03%, 3/2/2004	52,073,000	52,029,794
1.10%, 3/8/2004	67,203,000	67,131,130
Triple A One Funding Corp.:
1.04%, 2/9/2004	71,309,000	71,294,580
1.05%, 2/4/2004	25,000,000	24,998,541
Tulip Funding Corp., 1.13%, 2/26/2004	100,000,000	99,924,667
Windmill Funding Corp., 1.05%, 2/4/2004	85,000,000	84,995,042
Yorktown Capital LLC:
1.02%, 2/20/2004	75,000,000	74,961,750
1.03%, 2/12/2004	100,000,000	99,971,389
ZCM Matched Funding Corp., 1.12%, 2/3/2004	20,000,000	19,999,378
5,316,607,052
Capital Markets 3.5%
Credit Suisse First Boston Corp:
1.05%, 4/12/2004	165,400,000	165,062,308
1.07%, 8/16/2004	100,000,000	100,000,000
Goldman Sachs Group, Inc., 1.42%, 4/21/2004	175,000,000	174,453,529
439,515,837
Commercial Banks 3.4%
BankAmerica Corp., 1.03%, 3/22/2004	50,000,000	49,929,903
Citibank Credit Card Issuance Trust:
1.03%, 2/20/2004	150,000,000	149,922,750
1.04%, 3/11/2004	50,000,000	49,945,111
Deutsche Bank AG, 1.25%, 8/27/2004	35,000,000	35,000,000
Societe Generale, 1.11%, 12/10/2004	150,000,000	149,954,811
434,752,575
Diversified Financial Services 3.1%
Ford Credit Co.:
1.04%, 3/22/2004	62,600,000	62,511,387
1.06%, 2/11/2004	75,000,000	74,980,125
1.11%, 2/20/2004	75,000,000	74,958,375
1.12%, 2/13/2004	75,000,000	74,974,333
Sigma Finance, Inc., 1.12%, 2/12/2004	100,000,000	99,968,889
387,393,109
Thrifts & Mortgage Finance 0.4%
Countrywide Funding Corp., 1.08%, 3/8/2004	50,000,000	49,947,500
Total Commercial Paper		6,628,216,073
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

CORPORATE BONDS 31.6%
Asset-Backed 6.6%
Belford US Capital Co. LLC, FRN, 1.11%, 2/3/2004 144A	$ 50,000,000	$ 50,000,000
BP Capital Markets plc, FRN, 1.09%, 10/15/2004	225,000,000	224,968,825
Liberty Lighthouse U.S. Capital Corp., FRN:
1.07%, 1/24/2005 144A	50,000,000	49,997,575
1.08%, 9/16/2004 144A	125,000,000	124,992,247
1.08%, 1/10/2005 144A	50,000,000	50,000,000
1.11%, 2/17/2004 144A	100,000,000	100,000,000
Morganite Industrials, Inc., 1.10%, VRDN	10,600,000	10,600,000
RACERS, FRN, 1.37%, 4/1/2004 144A	150,000,000	150,000,000
Strategic Money Market Trust, FRN, 1.17%, 12/15/2004 144A	73,000,000	73,000,000
833,558,647
Capital Markets 9.7%
Bear Stearns Co., Inc., FRN, 1.10%, 2/24/2004	125,000,000	125,000,000
Goldman Sachs Group, Inc., FRN, 1.37%, 2/11/2005 144A	130,000,000	130,012,053
J.P. Morgan Chase & Co., FRN, 1.26%, 2/5/2004	65,000,000	65,000,882
Lehman Brothers Holdings, Inc., FRN:
1.26%, 6/9/2004 144A	75,000,000	75,000,000
1.55%, 7/6/2004	75,000,000	75,136,398
Merrill Lynch & Co., Inc., FRN:
1.24%, 3/11/2005	300,000,000	300,000,000
1.41%, 1/14/2005	60,000,000	60,201,601
Morgan Stanley Dean Witter, Inc., FRN:
1.22%, 3/15/2004	300,000,000	299,996,719
1.28%, 3/19/2004	100,000,000	100,029,067
1,230,376,720
Commercial Banks 3.6%
ABN AMRO Bank, Ltd., FRN, 1.28%, 5/14/2004 144A	200,000,000	200,000,000
HBOS Treasury Services plc, FRN, 1.19%, 12/20/2004 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., FRN, 1.17%, 2/18/2005	100,000,000	100,000,000
450,000,000
Diversified Financial Services 3.9%
BMW US Capital Corp. LLC, FRN, 1.10%, 3/24/2004	100,000,000	100,000,000
Links Financial LLC, FRN, 1.07%, 2/19/2004	70,000,000	69,999,674
Sigma Finance, Inc.:
1.24%, 8/27/2004	50,000,000	50,000,000
1.42%, 10/8/2004	150,000,000	150,000,000
1.64%, 1/4/2005	25,000,000	24,997,666
Volkswagen International Finance, FRN, 1.10%, 3/25/2004	100,000,000	99,997,158
494,994,498
Diversified Telecommunication Services 1.6%
BellSouth Corp., 4.16%, 4/26/2004 144A	200,000,000	201,243,385
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

CORPORATE BONDS continued
Industrial Conglomerates 3.0%
General Electric Capital Corp., FRN:
1.18%, 2/17/2004	$220,000,000	$ 220,000,000
1.19%, 2/9/2004	100,000,000	100,000,000
1.32%, 3/15/2004	56,500,000	56,570,457
376,570,457
Insurance 0.4%
Allstate Life Funding LLC, FRN, 1.27%, 12/30/2004	50,000,000	50,031,120
Thrifts & Mortgage Finance 2.8%
Countrywide Funding Corp.:
5.25%, 6/15/2004	58,000,000	58,824,650
FRN, 1.30%, 9/24/2004	150,000,000	150,000,000
Nationwide Building Society, FRN, 1.09%, 7/23/2004 144A	70,000,000	70,000,000
Northern Rock plc, FRN, 1.11%, 1/13/2005 144A	75,000,000	75,000,000
353,824,650
Total Corporate Bonds		3,990,599,477
FUNDING AGREEMENTS 5.2%
Allstate Funding Corp., 1.27%, 6/15/2004	100,000,000	100,000,000
Anchor National Life Insurance Co., 1.20%, 4/26/2004	100,000,000	100,000,000
Jackson National Life Insurance Co., 1.26%, 7/1/2004	75,000,000	75,000,000
Transamerica Occidental:
1.31%, 2/4/2004	135,000,000	135,000,000
1.32%, 3/1/2004	100,000,000	100,000,000
1.34%, 2/4/2004	140,000,000	140,000,000
Total Funding Agreements		650,000,000
MUNICIPAL OBLIGATIONS 0.5%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, (LOC: Bank of America), 1.15%, VRDN	12,700,000	12,700,000
Miscellaneous Revenue 0.4%
Catholic Hlth. Initiatives RB, Ser. C, 1.35%, VRDN	1,000,000	1,000,000
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B, (LOC: Bank of America), 1.15%, VRDN	41,830,000	41,830,000
42,830,000
Total Municipal Obligations		55,530,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.3%
FHLB:
1.51%, 12/8/2004	50,000,000	49,991,626
1.60%, 12/30/2004	75,000,000	75,000,000
1.64%, 12/30/2004	50,000,000	50,000,000
1.65%, 12/30/2004	50,000,000	50,000,000
FRN, 1.38%, 2/11/2004	50,000,000	50,000,000
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FHLMC:
1.20%, 7/27/2004	$ 75,000,000	$ 75,000,000
1.62%, 12/30/2004	50,000,000	50,000,000
FRN, 1.22%, 4/28/2004	50,000,000	50,000,000
FNMA:
1.25%, 8/27/2004	65,000,000	65,000,000
1.30%, 8/30/2004	80,000,000	80,000,000
1.60%, 12/29/2004	50,000,000	50,000,000
1.61%, 12/30/2004	25,000,000	25,000,000
1.63%, 1/3/2005	50,000,000	50,000,000
1.64%, 1/4/2005	50,000,000	50,000,000
1.65%, 12/30/2004	100,000,000	100,000,000
1.65%, 12/30/2004	75,000,000	74,987,099
FRN, 1.57%, 3/15/2004	100,000,000	100,000,000
Total U.S. Government & Agency Obligations		1,044,978,725
MUTUAL FUND SHARES 0.0%
Citifunds Liquid Reserve Fund	1,547,314	1,547,314
Federated Prime Value Obligation Fund	1,970,451	1,970,451
Federated U.S. Treasury Cash Reserve Fund	701,674	701,674
Total Mutual Fund Shares		4,219,439
Total Investments (cost $12,598,543,714) 99.9%		12,598,543,714
Other Assets and Liabilities 0.1%		18,373,715
Net Assets 100.0%		$ 12,616,917,429

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RACERS	Restructured Asset Certificates with Enhanced Returns
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2004.
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments at amortized cost	$ 12,598,543,714
Cash	115,361
Receivable for Fund shares sold	5,589,024
Interest receivable	16,350,464
Receivable from investment advisor	756,913
Prepaid expenses and other assets	602,307

Total assets	12,621,957,783

Liabilities
Dividends payable	1,013,520
Payable for Fund shares redeemed	2,729,815
Due to related parties	93,715
Accrued expenses and other liabilities	1,203,304

Total liabilities	5,040,354

Net assets	$ 12,616,917,429

Net assets represented by
Paid-in capital	$ 12,622,097,048
Undistributed net investment income	71,212
Accumulated net realized losses on securities	(5,250,831)

Total net assets	$ 12,616,917,429

Net assets consists of
Class A	$ 6,260,686,974
Class B	69,795,188
Class C	26,488,977
Class S	3,544,438,548
Class S1	1,056,853,647
Class I	1,658,654,095

Total net assets	$ 12,616,917,429

Shares outstanding
Class A	6,261,911,441
Class B	69,818,077
Class C	26,491,738
Class S	3,547,409,850
Class S1	1,056,862,242
Class I	1,660,776,096

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class C -- Offering price (based on sales charge of 1.00%)	$ 1.01
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 239,824,096

Expenses
Advisory fee	74,704,349
Distribution Plan expenses
Class A	28,359,315
Class B	929,882
Class C	249,131
Class S	34,662,979
Class S1	9,846,017
Administrative services fee	11,354,508
Transfer agent fees	36,002,874
Trustees' fees and expenses	268,053
Printing and postage expenses	1,743,725
Custodian and accounting fees	5,016,375
Registration and filing fees	404,372
Professional fees	114,325
Other	1,078,107

Total expenses	204,734,012
Less: Expense reductions	(53,410)
Expense reimbursements	(16,693,059)

Net expenses	187,987,543

Net investment income	51,836,553

Net realized gains on securities	3,954

Net increase in net assets resulting from operations	$ 51,840,507

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 51,836,553		$ 243,116,665
Net realized gains or losses on securities		3,954		(146,936)

Net increase in net assets resulting from operations		51,840,507		242,969,729

Distributions to shareholders from
Net investment income
Class A		(31,066,403)		(113,991,106)
Class B		(58,772)		(415,362)
Class C		(13,963)		(77,182)
Class S		(5,514,173)		(73,681,334)
Class S1		(3,471,376)		(18,306,991)
Class I		(11,672,585)		(36,604,059)

Total distributions to shareholders		(51,797,272)		(243,076,034)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	34,294,915,426	34,294,915,426	38,920,918,218	38,920,918,216
Class B	38,493,557	38,493,557	101,353,612	101,353,612
Class C	72,951,189	72,951,033	94,237,521	94,237,515
Class S	1,437,119,628	1,437,119,628	2,778,621,596	2,778,621,596
Class S1	1,254,700,844	1,254,700,844	1,666,781,266	1,666,781,266
Class I	5,412,929,740	5,412,929,740	6,453,209,218	6,453,209,218

		42,511,110,228		50,015,121,423

Net asset value of shares issued in reinvestment of distributions
Class A	28,253,088	28,253,088	100,170,194	100,170,194
Class B	53,898	53,898	376,251	376,251
Class C	11,182	11,182	59,510	59,510
Class S	6	6	62	62
Class I	829,216	829,216	2,699,487	2,699,487

		29,147,390		103,305,504

Automatic conversion of Class B shares to Class A shares
Class A	8,673,199	8,673,199	11,110,319	11,110,319
Class B	(8,673,199)	(8,673,199)	(11,110,319)	(11,110,319)

		0		0

Payment for shares redeemed
Class A	(38,699,626,376)	(38,699,626,376)	(38,008,936,829)	(38,008,936,829)
Class B	(72,767,644)	(72,767,646)	(69,624,029)	(69,624,030)
Class C	(69,797,049)	(69,797,049)	(85,709,518)	(85,709,518)
Class S	(5,195,079,937)	(5,195,079,937)	(5,430,097,069)	(5,430,097,069)
Class S1	(1,965,333,849)	(1,965,333,849)	(1,199,295,675)	(1,199,295,675)
Class I	(6,089,062,549)	(6,089,062,549)	(6,807,231,674)	(6,807,231,674)

		(52,091,667,406)		(51,600,894,795)

Net decrease in net assets resulting from capital share transactions		(9,551,409,788)		(1,482,467,868)

Total decrease in net assets		(9,551,366,553)		(1,482,574,173)
Net assets
Beginning of period		22,168,283,982		23,650,858,155

End of period		$ 12,616,917,429		$ 22,168,283,982

Undistributed net investment income		$ 71,212		$ 31,931

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A, Class S and Class S1 shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

21

NOTES TO FINANCIAL STATEMENTS continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

During the year ended January 31, 2004, EIMC reimbursed expenses in the amount of $1,376,539 which represents 0.01% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to distribution fees. The amount of reimbursements and the impact on the expense ratio of each class represented as a percentage of its average daily net assets was as follows:

		Percentage of
	Distribution Fees	Average Daily Net
	Reimbursed	Assets of Class

Class A	$ 4,764,930	0.05%
Class B	444,437	0.48%
Class C	127,571	0.51%
Class S	6,176,339	0.11%
Class S1	3,803,243	0.23%

Total amounts subject to recoupment as of January 31, 2004 were $16,362,624.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2004,

22

NOTES TO FINANCIAL STATEMENTS continued

the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. IN-KIND TRANSACTION

Effective at the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Money Market Fund into the Fund. In the transaction, shareholders redeemed 445,207,606 shares of Wachovia Money Market Fund and purchased the same number of Class S shares of the Fund in consideration for securities valued at $444,231,114, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class S shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended January 31, 2003.

6. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2004, the Fund had $5,250,831 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2011	2012

$32,810	$381,247	$200,609	$139,955	$4,353,228	$137,629	$5,353

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $71,212 and capital loss carryover in the amount of $5,250,831.

23

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid for the years ended January 31, 2004 and January 31, 2003 were $51,797,272 and $243,076,034, respectively, of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

12. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

24

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565209 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Municipal Money Market Fund

Evergreen Municipal Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
33	INDEPENDENT AUDITORS' REPORT
34	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Municipal Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Average annual return

1 year	0.51%	0.21%	0.22%	0.81%

5 year	2.04%	1.91%	2.05%	2.34%

10 year	2.58%	2.64%	2.71%	2.86%

7-day annualized yield	0.36%	0.06%	0.06%	0.66%

30-day annualized yield	0.38%	0.08%	0.08%	0.68%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and S1 would have been lower.

The advisor is reimbursing the fund for other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes S and S1, without which returns for Classes S and S1 would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.51%	0.95%	2.18%	3.69%	2.90%
Ratios and supplemental data
Net assets, end of period (millions)	$958	$1,237	$953	$126	$708
Ratios to average net assets
Expenses[1]	0.85%	0.86%	0.88%	0.86%	0.86%
Net investment income	0.50%	0.89%	1.47%	3.59%	2.84%

[1] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.21%	0.65%	1.88%	1.99%
Ratios and supplemental data
Net assets, end of period (millions)	$463	$835	$638	$574
Ratios to average net assets
Expenses[3]	1.13%	1.16%	1.16%	1.16%[4]
Net investment income	0.22%	0.60%	1.82%	3.31%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S1	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.22%	0.72%	0.77%
Ratios and supplemental data
Net assets, end of period (millions)	$274	$369	$257
Ratios to average net assets
Expenses[3]	1.12%	1.09%	1.10%[4]
Net investment income	0.22%	0.67%	0.96%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.81%	1.25%	2.49%	4.00%	3.21%
Ratios and supplemental data
Net assets, end of period (millions)	$513	$561	$489	$512	$591
Ratios to average net assets
Expenses[2]	0.55%	0.56%	0.56%	0.56%	0.56%
Net investment income	0.80%	1.20%	2.46%	3.89%	3.15%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

COMMERCIAL PAPER 1.2%
Utility 1.2%
San Diego, CA IDRB, San Diego Gas & Elec. Proj., Ser. 1995-A, (Gtd. by San Diego Gas & Elec.), 1.13%, 2/6/2004	$26,250,000	$ 26,250,000
Water & Sewer 0.0%
Olcese, CA Wtr. Dist. COP, Rio Bravo, Wtr. Delivery Proj., Ser. A, 3.10%, 2/2/2004	1,200,000	1,200,000
Total Commercial Paper		27,450,000
MUNICIPAL OBLIGATIONS 98.5%
Airport 3.4%
Charlotte, NC Arpt. RRB, Ser. A, (Insd. by MBIA), 1.10%, VRDN	13,785,000	13,785,000
Chicago, IL O'Hare Intl. Arpt. RB:
1.06%, VRDN	6,675,000	6,675,000
Northwest Airlines, Inc., Ser. A, (LOC: J.P. Morgan Chase & Co.), 1.15%, VRDN	2,500,000	2,500,000
Northwest Airlines, Inc., Ser. B, (LOC: Citibank & Bank of America), 1.15%, VRDN	6,700,000	6,700,000
Greater Orlando Aviation Auth. RB, (SPA: SunTrust Banks & Insd. by FSA), 1.02%, VRDN	1,840,000	1,840,000
Hawaii Arpt. Sys. RB, (Liq: Merrill Lynch & Co. & Insd. by FGIC), 1.06%, VRDN	2,215,000	2,215,000
Houston, TX Arpt. Sys. RB, Ser. 404, (Liq: Morgan Stanley & Insd. by FGIC), 1.05%, VRDN	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, (LOC: Bank of America & Insd. by MBIA), 1.06%, VRDN	2,910,000	2,910,000
Kenton Cnty., KY Arpt. RB, Airis Cincinnati LLC, (SPA: Deutsche Bank), 1.05%, VRDN	20,000,000	20,000,000
Metro. Washington DC Arpt. MSTR, (SPA: Societe Generale), 1.20%, VRDN	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB:
Flight Safety Proj., Ser. A, (Gtd. by Boeing), 1.25%, VRDN	3,300,000	3,300,000
Flight Safety Proj., Ser. B, (Gtd. by Boeing), 1.25%, VRDN	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.06%, VRDN	3,400,000	3,400,000
75,330,000
Community Development District 2.6%
Colorado HFA IDRB, Worldwest LLP Proj., (LOC: Firstar Bank), 1.27%, VRDN	2,500,000	2,500,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., (LOC: U.S. Bank), 1.10%, VRDN	2,855,000	2,855,000
Metro. Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, (LOC: AmSouth Bank), 1.15%, VRDN	4,470,000	4,470,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., (LOC: AmSouth Bank), 1.03%, VRDN	2,265,000	2,265,000
Rapid City, SD EDRB, Civic Ctr. Assn. Proj., (LOC: Citibank), 1.25%, VRDN	4,295,000	4,295,000
San Diego, CA Pub. Facs. Fin. Auth. PFOTER:
Ser. A, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.10%, VRDN	7,170,000	7,170,000
Ser. C, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.05%, 6/2/2004 144A	30,000,000	30,000,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle Bank), 1.32%, VRDN	1,850,000	1,850,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., (LOC: Key Bank), 1.05%, VRDN	2,525,000	2,525,000
57,930,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Education 4.4%
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, (Liq.: Bear Stearns & Co., Inc. & Insd. by MBIA), 1.02%, VRDN 144A	$10,010,000	$ 10,010,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley), 1.01%, VRDN	2,745,000	2,745,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, (Gtd. by Columbus B&T Co.), 1.27%, VRDN	2,010,000	2,010,000
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, (LOC: Bank of New York & Insd. by MBIA), 1.02%, VRDN	5,910,000	5,910,000
Collier Cnty., FL IDA, Cmnty. Sch. of Naples Proj., (LOC: Bank of America), 0.95%, VRDN	3,850,000	3,850,000
De Soto, TX PSF PFOTER, (Liq.: Merrill Lynch & Co. & Gtd. by PSF), 1.10%, VRDN	855,000	855,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, Saint Andrews Sewanee Sch. Proj., (LOC: AmSouth Bank), 1.02%, VRDN	2,315,000	2,315,000
Indiana Edl. Facs. Auth. RB, Wesleyan Univ., Ser. A, (LOC: Bank of America), 1.00%, VRDN	8,300,000	8,300,000
Lancaster, PA IDA RB, Student Lodging, (LOC: Fulton Bank), 1.10%, VRDN	3,950,000	3,950,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., (LOC: Columbus B&T Co.), 1.13%, VRDN	7,600,000	7,600,000
New Jersey Ed. Facs. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 0.95%, VRDN	880,000	880,000
Oak Ridge, TN IDRB, (SPA: Allied Irish Bank), 1.00%, VRDN	4,000,000	4,000,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, (LOC: Bank of America), 1.18%, VRDN	7,700,000	7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, (Insd. by MBIA), 1.01%, VRDN	2,227,500	2,227,500
Palm Beach Cnty., FL RRB, Saint Andrews Sch. of Boca, (LOC: Bank of America), 0.95%, VRDN	5,655,000	5,655,000
Pennsylvania Higher Edl. Facs. RB, (Liq.: Merrill Lynch & Co.), 1.05%, VRDN	665,000	665,000
Philadelphia, PA Sch. Dist. RB, (Liq.: Morgan Stanley & Insd. by MBIA), 1.01%, VRDN	2,400,000	2,400,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., (LOC: Key Bank), 1.05%, VRDN	6,855,000	6,855,000
Summit Cnty., OH RB, Western Academy Reserve, (LOC: Key Bank), 1.00%, VRDN	6,000,000	6,000,000
Univ. of Texas Board of Regents MTC, (Liq.: UBS AG), 1.10%, VRDN	4,255,000	4,255,000
Will Cnty., IL Cmnty. Sch. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FSA), 1.10%, VRDN	8,935,000	8,935,000
97,117,500
General Obligation - Local 1.5%
Birmingham, AL Tax Increment GO, (LOC: SouthTrust Bank & Insd. by MBIA), 1.10%, VRDN	6,500,000	6,500,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 1.01%, VRDN	2,225,000	2,225,000
Chicago, IL Park Dist. GO MTC, (Liq.: UBS AG & Insd. by FGIC), 1.10%, VRDN	3,360,000	3,360,000
Dist. of Columbia GO, Ser. C, (Insd. by FGIC), 0.97%, VRDN	10,000,000	10,000,000
Idaho Falls Indl. Dev. GO, (Insd. by FGIC), 1.20%, 4/1/2004	4,040,000	4,032,271
New York, NY GO, PFOTER, (Insd. by FGIC), 0.98%, VRDN	6,275,000	6,275,000
32,392,271
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - State 9.5%
ABN AMRO Munitops Cert. Trust GO, (SPA: ABN AMRO Bank & Insd. by MBIA), 1.01%, VRDN 144A	$ 9,495,000	$ 9,495,000
California GO, 0.97%, VRDN	6,370,000	6,370,000
California RAN:
Ser. A, (LOC: Citibank & Bank of America), 2.00%, 6/16/2004	30,000,000	30,073,276
Ser. B, (Liq.: Merrill Lynch & Co. & Lehman Brothers), 2.00%, 6/16/2004	125,000,000	125,409,734
Clipper Tax Exempt Trust COP, (LOC: State Street Corp. & Insd. by GNMA), 1.15%, VRDN	23,550,000	23,550,000
Connecticut GO, (Liq.: Merrill Lynch & Co.), 0.94%, VRDN	5,495,000	5,495,000
Florida Dept. of Trans. ROC, (Liq.: Citigroup), 1.02%, VRDN	3,980,000	3,980,000
Massachusetts PFOTER, (SPA: BNP Paribas), 0.96%, VRDN	3,230,000	3,230,000
Washington GO, Motor Vehicle Tax, (LOC: Bank of New York & Insd. by FSA), 1.02%, VRDN 144A	2,760,000	2,760,000
210,363,010
Hospital 12.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth., (LOC: PNC Bank), 1.25%, 4/1/2004 FRN	3,750,000	3,750,000
Amarillo, TX Hlth. Facs. Corp., Panhandle Pooled Hlth. Care RB, Panhandle Pooled Hlth. Care, (SPA: BNP Paribas), 1.05%, VRDN	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, (SPA: National Australia), 1.07%, VRDN	195,000	195,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, (LOC: Columbus B&T Co.), 1.10%, VRDN	17,835,000	17,835,000
Methodist Home for the Aging, (LOC: Colonial Bank), 2.45%, VRDN	6,000,000	6,000,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 1.05%, VRDN	5,750,000	5,750,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., (Gtd. by Columbus B&T Co.), 1.27%, VRDN	10,000,000	10,000,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr., (LOC: SunTrust Banks), 0.95%, VRDN	1,212,000	1,212,000
Geneva City, AL Hlth. Care RB, (LOC: SouthTrust Bank), 1.10%, VRDN	2,667,000	2,667,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, (LOC: Lloyds Bank), 1.07%, VRDN	59,000,000	59,000,000
Illinois Dev. Fin. Auth. RB, Rest Haven, (LOC: FHLB), 1.19%, VRDN	5,647,000	5,647,000
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, (LOC: National City Bank), 0.98%, VRDN	8,300,000	8,300,000
Kentucky EDA Hosp. RB, St. Luke's, (SPA: National Australia), 1.10%, VRDN	13,520,000	13,520,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, (Liq.: Merrill Lynch & Co & Insd. by AMBAC), 1.30%, 11/4/2004 FRN	9,780,000	9,780,000
Lima, OH Hosp. RB, Lima Memorial Hosp. Proj., (LOC: Bank One), 1.05%, VRDN	1,610,000	1,610,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., (LOC: Union Planters Bank), 1.55%, VRDN	3,945,000	3,945,000
Cenikor Foundation Proj., (LOC: Union Planters Bank), 1.55%, VRDN	3,295,000	3,295,000
Lowndes Cnty., GA Residential Care Facs. RB, So. Georgia Hlth. Alliance Proj., (LOC: Bank of America), 0.95%, VRDN	1,311,000	1,311,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., (SPA: WestLB AG), 1.07%, VRDN	6,795,000	6,795,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, (LOC: Bank of America), 1.05%, VRDN	$ 1,600,000	$ 1,600,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., (LOC: Regions Bank), 1.15%, VRDN	1,440,000	1,440,000
Montgomery Cnty., OH Healthcare RB, Windows Home Proj., (LOC: Key Bank), 1.05%, VRDN	3,730,000	3,730,000
Orange Cnty., FL Hlth. Facs. Auth. RB, (Liq.: Morgan Stanley), 1.08%, VRDN	2,105,000	2,105,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC:
Lifespan Obl., Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc.), 1.19%, VRDN 144A	30,900,000	30,900,000
Lifespan Obl., Ser. 1999-69B, (Liq.: Bear Stearns & Co., Inc.), 1.19%, VRDN	30,900,000	30,900,000
Russell, KY RB, (Liq.: Merrill Lynch & Co.), 1.15%, VRDN	5,995,000	5,995,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, (Liq.: Bear Stearns & Co., Inc.), 1.19%, VRDN 144A	2,920,000	2,920,000
South Carolina Jobs EDA PFOTER, Bon Secours:
(Liq.: Merrill Lynch & Co.), 1.05%, VRDN	3,000,000	3,000,000
(Liq.: Merrill Lynch & Co.), 1.15%, VRDN	7,790,000	7,790,000
South Central, PA Gen. Auth. RB, 1.10%, VRDN	1,895,000	1,895,000
Steuben Cnty., NY IDA RB:
Civic Facs. Corning Hosp. Ctr., 1.05%, VRDN	1,670,000	1,670,000
Civic Facs. Guthrie Corning, 1.05%, VRDN	2,750,000	2,750,000
265,907,000
Housing 29.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 1.14%, VRDN	8,535,000	8,535,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, 1.07%, VRDN	5,600,000	5,600,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.), 0.93%, VRDN	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, (LOC: Columbus B&T Co.), 1.05%, VRDN	16,000,000	16,000,000
Atlanta, GA Urban Residential RB, (LOC: Bank of New York & Insd. by GNMA), 1.25%, VRDN	2,420,000	2,420,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Utsqa Apts. Proj., (LOC: Heller Financial, Inc.), 1.05%, VRDN	11,110,000	11,110,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 1.25%, VRDN	2,000,000	2,000,000
Class B Revenue Bond, Certificate Trust, Ser. 2001-2, (Liq.: American International Group, Inc.), 1.74%, VRDN	16,300,000	16,300,000
Clipper Tax Exempt Trust COP:
Ser. 1997-1, (LOC: State Street Corp. & Insd. by GNMA), 1.30%, VRDN	7,015,000	7,015,000
Ser. 1999-2, 1.25%, VRDN	28,459,884	28,459,884
Ser. 1999-3, (LOC: State Street Corp. & Insd. by GNMA), 1.30%, VRDN	39,695,000	39,695,000
Ser. 2002-9, (LOC: State Street Corp. & Insd. by FSA), 1.25%, VRDN	45,220,000	45,220,000
Ser. 2003-10, (LOC: State Street Corp. & Insd. by FNMA), 1.20%, VRDN	12,680,000	12,680,000
Clipper, FL Tax Exempt Trust COP, Ser. 2001-1, (LOC: State Street Corp. & Insd. by FSA), 1.20%, VRDN	40,000	40,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A, (LOC: SouthTrust Bank), 1.15%, VRDN	3,485,000	3,485,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Dist. of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (SPA: Landesbank Hessen-Thüringen Girozentrale), 1.10%, VRDN	$ 7,200,000	$ 7,200,000
Dist. of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank), 1.15%, VRDN	3,005,000	3,005,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, (LOC: Bank of America & Insd. by FNMA), 1.15%, 4/8/2004 144A	2,605,000	2,605,000
Fort Collins, CO MHRB, Bull Run Townhomes Proj., (Liq.: American International Group, Inc.), 1.70%, VRDN	8,300,000	8,300,000
Greystone Tax Exempt COP, Sr. Cert. of Beneficial Ownership, (LOC: Bank of America), 1.20%, VRDN	6,390,000	6,390,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American International Group, Inc.), 1.34%, VRDN	11,160,000	11,160,000
Pleasant Run Apt. Proj., (Liq.: American International Group, Inc.), 1.34%, VRDN	4,400,000	4,400,000
Hawaii Hsg. Fin. & Dev. Corp. RB:
Rental Hsg. Sys. Proj., Ser. A, (SPA: Industrial Bank of Japan, Ltd.), 3.72%, VRDN	26,700,000	26,700,000
Rental Hsg. Sys. Proj., Ser. B, (SPA: Industrial Bank of Japan, Ltd.), 3.72%, VRDN	10,500,000	10,500,000
Illinois Dev. Fin. Auth. PFOTER, 1.10%, VRDN	6,380,000	6,380,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, (Insd. by FHLMC), 0.95%, VRDN	11,905,000	11,905,000
Jefferson Cnty., AL MHRB, Hickory Knolls Proj., 1.10%, VRDN	2,945,000	2,945,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank), 1.70%, VRDN	8,401,000	8,401,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., (LOC: U.S. Bank), 0.99%, VRDN	8,075,000	8,075,000
Macon, GA Trust Pooled Cert. RB:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.20%, VRDN	5,840,000	5,840,000
Ser. 1998-AA, (Insd. by AMBAC), 1.15%, VRDN	6,406,000	6,406,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RB, (LOC: SunTrust Banks), 0.95%, VRDN	283,000	283,000
Manitowoc Cnty., WI CDA RB, Great Lakes Training, Ser. A, 1.30%, VRDN	5,400,000	5,400,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, (Liq.: FNMA), 1.05%, VRDN	3,500,000	3,500,000
Massachusetts IFA RB, Cmnwlth. Avenue Proj., (LOC: Citizens Bank), 1.27%, VRDN	1,400,000	1,400,000
Merrill Lynch & Co., Inc. PFOTER, (SPA: Bay Hypotheken-und Vereins), 1.15%, VRDN	7,025,000	7,025,000
Metro. Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek, (LOC: Fiat Tennessee Bank), 1.25%, VRDN	5,000,000	5,000,000
Metro. Govt. Nashville & Davidson, TN RRB, Hickory Trace Apts. Proj., (Liq.: FHLMC), 1.13%, VRDN	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., (Insd. by FHLB), 1.00%, VRDN 144A	3,600,000	3,600,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Montgomery Cnty., MD Hsg. Opportunities MHRB, (SPA: Danske Bank), 1.11%, VRDN	$ 895,000	$ 895,000
MuniMae Trust Ser. COP, Ser. 2002-1M, (SPA: Bayerische Landesbanken & Insd. by MBIA), 1.10%, VRDN	20,470,000	20,470,000
Nebraska IFA MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust), 1.20%, VRDN	4,310,000	4,310,000
Bridgeport, (Liq.: American International Group, Inc.), 1.39%, VRDN	8,615,000	8,615,000
Housing Amberwood Apts., (LOC: Bank of America), 1.10%, VRDN	3,500,000	3,500,000
New Mexico Hsg. Auth. RB, Lease Purchase Program, (SPA: Societe Generale & Insd. by FHLMC), 1.00%, VRDN	9,000,000	9,000,000
New York HFA RB:
Ser. A, (Liq.: FNMA), 0.93%, VRDN	10,000,000	10,000,000
West 43, (Liq.: FNMA), 0.96%, VRDN	11,700,000	11,700,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., (LOC: Key Bank), 1.05%, VRDN	1,370,000	1,370,000
Oklahoma Hsg. Dev. Auth. MHRB, Ser. A, (Gtd. by Trinity Funding, Corp.), 1.19%, VRDN	23,000,000	23,000,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, (Insd. by FHLMC), 1.22%, VRDN	2,485,000	2,485,000
PFOTER:
(Liq.: Merrill Lynch & Co.), 1.11%, 7/22/2004	5,000,000	5,000,000
(Liq.: Merrill Lynch & Co.), 1.20%, VRDN	750,000	750,000
(Liq.: Merrill Lynch & Co.), 1.27%, 8/19/2004	56,205,000	56,205,000
Ser. B, (Liq.: FHLMC), 1.25%, 2/5/2004	65,000,000	65,000,000
Philadelphia, PA Redev. Auth. MHRB, (Liq.: Merrill Lynch & Co.), 1.15%, 2/2/2004 FRN	8,000,000	8,000,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America), 1.10%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assn. Proj., Ser. 1987, (Liq.: FHLB), 1.21%, VRDN	1,850,000	1,850,000
Texas Dept. of Hsg. & Cmnty. Dev. MHRB, (Liq.: Merrill Lynch & Co.), 1.25%, 9/30/2004	17,270,000	17,270,000
Texas Dept. of Hsg. PFOTER, (Liq.: Merrill Lynch & Co.), 1.11%, VRDN	5,490,000	5,490,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., (LOC: Bank of America), 1.00%, VRDN	2,500,000	2,500,000
Washington MHRB:
Eaglepointe Apts., Ser. A, (Liq.: American International Group, Inc.), 1.39%, VRDN	4,840,000	4,840,000
Winterhill Apts., Ser. A, (Liq.: American International Group, Inc.), 1.39%, VRDN	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., (LOC: Marshall & Isley Bank), 1.10%, VRDN	4,850,000	4,850,000
Wyoming CDA MHRB, Mountain Side Apts., (Liq: American International Group, Inc.), 1.39%, VRDN	7,100,000	7,100,000
655,324,884
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue 21.2%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus B&T Co.), 1.35%, VRDN	$2,630,000	$ 2,630,000
Alachua Cnty, FL IDRB, Florida Inds., Inc. Proj., (LOC: Bank of America), 1.05%, VRDN	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., (LOC: PNC Bank), 0.95%, VRDN	2,023,000	2,023,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., (SPA: Royal Bank of Scotland), 1.03%, VRDN	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., (LOC: Associated Bank), 1.25%, VRDN	1,250,000	1,250,000
Belleville, IL IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.95%, VRDN	1,800,000	1,800,000
Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-Texas, Inc. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 2.57%, VRDN	2,000,000	2,000,000
Boone Cnty., KY Indl. Bldg. RB:
Lyons Magnus East Proj., Ser. A, (LOC: Bank of America), 1.25%, VRDN	1,600,000	1,600,000
Lyons Magnus East Proj., Ser. B, (LOC: Bank of America), 1.25%, VRDN	300,000	300,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., (LOC: AmSouth Bank), 1.15%, VRDN	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank), 1.25%, VRDN	1,000,000	1,000,000
Buncombe Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Rich Mount, Inc. Proj., (SPA: Bank of Tokyo-Mitsubishi), 2.20%, VRDN	2,000,000	2,000,000
California Economic Dev. Fin. Auth. RB, Killion Inds. Proj., (LOC: Union Bank), 2.45%, VRDN	2,980,000	2,980,000
Capital Trust, FL Seminole Convention PFOTER, (Liq.: Merrill Lynch & Co.), 1.35%, VRDN	700,000	700,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 1.35%, VRDN	3,000,000	3,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle Bank), 1.13%, VRDN	1,315,000	1,315,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., (LOC: Branch Banking & Trust), 1.10%, VRDN	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex International Corp. Proj., (LOC: Fleet Bank), 1.15%, VRDN	3,300,000	3,300,000
Cocke Cnty., TN IDA RB, GLI, Inc. Proj., (Gtd. by GLI, Inc.), 2.38%, VRDN	3,310,000	3,310,000
Colorado HFA EDRB, Super Vacuum Manufacturing Co. Proj., Ser. A, (LOC: Wells Fargo), 1.25%, VRDN	1,925,000	1,925,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., (LOC: PNC Bank), 1.05%, VRDN	4,300,000	4,300,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., (LOC: LaSalle Bank), 1.60%, VRDN	4,150,000	4,150,000
De Kalb Cnty., GA Dev. Auth. IDRB:
Vimco Proj., (LOC: SouthTrust Bank), 1.20%, VRDN	1,650,000	1,650,000
Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser), 1.95%, VRDN	700,000	700,000
Devils Lake, ND IDRB, Noodles by Leonardo, (LOC: U.S. Bank), 1.30%, VRDN	7,000,000	7,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Dodge City, KS IDRB, Farmland Natl. Beef Proj., (LOC: U.S. Bank), 1.20%, VRDN	$1,000,000	$ 1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus B&T Co.), 1.25%, VRDN	8,600,000	8,600,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 1.15%, VRDN	2,445,000	2,445,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank), 1.10%, VRDN	2,605,000	2,605,000
Four Season Hsg., Inc. Proj., (LOC: Key Bank), 1.15%, VRDN	2,400,000	2,400,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank), 1.20%, VRDN	6,260,000	6,260,000
Fayette Cnty., GA IDRB, Shinsei Corp. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 2.57%, VRDN	7,000,000	7,000,000
Fenton, MO IDA RB, Clayton Corp. Proj., (LOC: Commerce Bank), 1.25%, VRDN	1,750,000	1,750,000
Florence, AL IDRB, Die Tech, Inc. Proj., (LOC: SouthTrust Bank), 1.30%, VRDN	900,000	900,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., (LOC: Fifth Third Bank), 1.15%, VRDN	1,660,000	1,660,000
Gadsen, AL IDRB, Hickory Hills, (LOC: SouthTrust Bank), 1.25%, VRDN	1,795,000	1,795,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., (LOC: National City Bank), 1.14%, VRDN	1,340,000	1,340,000
Gwinnett Cnty., GA IDRB:
Color Image, Inc. Proj., (LOC: SouthTrust Bank), 1.24%, VRDN	3,095,000	3,095,000
Price Co., Inc. Proj., (LOC: Bank of America), 1.10%, VRDN	1,600,000	1,600,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank), 1.30%, VRDN	1,240,000	1,240,000
Haleyville, AL IDRB:
Briar-Garrett, (LOC: First Commercial Bank), 1.20%, VRDN	1,825,000	1,825,000
Charming Castle LLC Proj., (SPA: Canadian Imperial Bank), 1.25%, VRDN	1,375,000	1,375,000
Door Components LLC Proj., (SPA: Canadian Imperial Bank), 1.25%, VRDN	2,050,000	2,050,000
Winston Propties, Inc. Proj., (SPA: Canadian Imperial Bank), 1.20%, VRDN	2,925,000	2,925,000
Hamilton, AL IDRB, Quality Hsg. Proj., (SPA: Canadian Imperial Bank), 1.35%, VRDN	1,085,000	1,085,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America), 1.20%, VRDN	2,650,000	2,650,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.21%, VRDN	5,000,000	5,000,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Commercial Bank), 1.25%, VRDN	1,297,000	1,297,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank), 1.15%, VRDN	1,560,000	1,560,000
Hull, WI IDRB, (LOC: Associated Bank), 1.25%, VRDN	1,820,000	1,820,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., (LOC: First Commercial Bank), 1.25%, VRDN	3,200,000	3,200,000
Wright-X Technologym, Inc. Proj., (LOC: National City Bank), 1.14%, VRDN	1,620,000	1,620,000
Illinois Dev. Fin. Auth. IDRB, Blue Ridge Farms Proj., (SPA: HSBC Holdings plc), 1.15%, VRDN	3,520,000	3,520,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., (LOC: Bank One), 1.05%, VRDN	2,185,000	2,185,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Iowa Fin. Auth. IDRB, Interwest Proj., (SPA: Bay Hypotheken-und Vereins), 1.30%, VRDN	$ 4,340,000	$ 4,340,000
Jackson, TN IDRB, General Cable Corp., (LOC: Chase Manhattan Bank), 1.05%, VRDN	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., (LOC: J.P. Morgan Chase & Co.), 1.10%, VRDN	2,300,000	2,300,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust Bank), 1.26%, VRDN	2,450,000	2,450,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn., (SPA: Bay Hypotheken-und Vereins), 1.30%, VRDN	2,800,000	2,800,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., (LOC: U.S. Bank), 1.19%, VRDN	885,000	885,000
Koch Floating Rate Trust PFOTER, (Liq.: Merrill Lynch & Co.), 1.20%, VRDN	6,560,000	6,560,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank), 1.15%, VRDN	1,825,000	1,825,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.15%, VRDN	5,865,000	5,865,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, (LOC: Bank of America), 1.05%, VRDN	2,260,000	2,260,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., (Gtd. by Honeywell International, Inc.), 1.15%, VRDN	4,000,000	4,000,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: National City Bank), 1.09%, VRDN	3,310,000	3,310,000
Magnolia, AR IDRB, American Fuel Cell Proj., (SPA: Commerce de France), 1.30%, VRDN	2,055,000	2,055,000
Manitowoc Cnty., WI IDRB, Etrutech Plastics, Inc. Proj., (LOC: Associated Bank), 1.25%, VRDN	3,345,000	3,345,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank), 1.15%, VRDN	2,250,000	2,250,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., (LOC: Key Bank), 1.15%, VRDN	3,105,000	3,105,000
Martin Cnty., NC Indl. Fac. Pollution Fin. Auth. RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.97%, VRDN	7,000,000	7,000,000
McLean Cnty., KY IDA RB, Smelter Service Corp. Proj., (LOC: Bank of America), 1.10%, VRDN	2,600,000	2,600,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, (LOC: Fiat Tennessee Bank), 1.15%, VRDN	14,755,000	14,755,000
Miami-Dade Cnty., FL IDRB, Cigarette Racing Team Proj., (LOC: Bank of America), 1.05%, VRDN	2,800,000	2,800,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., (SPA: Sumitomo Bank, Ltd.), 3.46%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 1.15%, VRDN	5,080,000	5,080,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, (LOC: First Bank), 1.15%, VRDN	1,850,000	1,850,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (SPA: Societe Generale), 1.30%, VRDN	3,625,000	3,625,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Mobile Cnty., AL IDRB, FGDI LLC Proj., (SPA: Bay Hypotheken-und Vereins), 1.30%, VRDN	$ 5,500,000	$ 5,500,000
Montgomery, AL Impt. Dist. RB, Taylor Ryan, Ser. A, (LOC: Columbus B&T Co.), 1.00%, VRDN	10,465,000	10,465,000
Moorhead, MN Solid Wst. Disposal RB, American Crystal Sugar, (LOC: Wells Fargo), 1.25%, VRDN	5,500,000	5,500,000
Morristown, TN Indl. Dev. Board IDRB, J.W. Allen & Co. Proj., (LOC: Harris Trust & Savings Bank), 1.10%, VRDN	2,000,000	2,000,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Citizens Bank), 1.15%, VRDN	2,500,000	2,500,000
New Lisbon, WI IDRB, Leer LP Proj., (LOC: U.S. ank), 1.15%, VRDN	2,520,000	2,520,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., (LOC: U.S. Bank), 1.05%, VRDN	2,905,000	2,905,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., (LOC: Bank of America), 1.05%, VRDN	2,600,000	2,600,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank), 1.24%, VRDN	2,680,000	2,680,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., (LOC: J.P. Morgan Chase & Co.), 0.98%, VRDN	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America), 1.20%, VRDN	1,855,000	1,855,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank), 1.25%, VRDN	2,475,000	2,475,000
Philadelphia, PA IDA RB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%, 11/1/2004	490,000	490,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, (LOC: Bank of California), 2.95%, VRDN	4,200,000	4,200,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., (LOC: Key Bank), 1.20%, VRDN	1,250,000	1,250,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., (LOC: PNC Bank), 1.15%, VRDN	5,000,000	5,000,000
Plymouth, WI IDRB, Wisconsin Plastics Products, (LOC: Associated Bank), 1.25%, VRDN	1,450,000	1,450,000
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B, (SPA: Total SA), 1.03%, VRDN	8,700,000	8,700,000
Port Corpus Christi, TX Solid Wst. RB, Flint Hills Resources, Ser. A, (Gtd. by Flint Resources), 1.30%, VRDN	34,000,000	34,000,000
Port of Longview, WA Indl. Dev. Corp. RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.97%, VRDN	4,420,000	4,420,000
Port of Longview, WA Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., Ser. A, (Gtd. by Weyerhaeuser Co.), 1.95%, VRDN	9,000,000	9,000,000
Portland, OR EDA RB, Broadway Proj., (LOC: Key Bank & Insd. by AMBAC), 1.00%, VRDN	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., (LOC: U.S. Bank), 1.15%, VRDN	1,700,000	1,700,000
Savannah, GA EDRB, GA Kaolin, Inc., (LOC: Bank of America), 1.05%, VRDN	2,250,000	2,250,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., (LOC: Associated Bank), 1.25%, VRDN	$ 2,000,000	$ 2,000,000
South Carolina Jobs EDA RB:
Compact Air Products LLC, (LOC: Key Bank), 1.15%, VRDN	2,955,000	2,955,000
Lorraine Linens Proj., (LOC: SouthTrust Bank), 1.26%, VRDN	2,200,000	2,200,000
Ortec, Inc. Proj., Ser. A, (LOC: Bank of America), 1.10%, VRDN	1,100,000	1,100,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.10%, VRDN	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 1.05%, VRDN	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, (SPA: RBC Centura Bank & Insd. by AMBAC), 1.00%, VRDN	7,000,000	7,000,000
South Dakota Economic Dev. Fin. Auth. IDRB, Lomar Dev. Co. Proj., (LOC: U.S. Bank), 1.15%, VRDN	2,400,000	2,400,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank), 1.26%, VRDN	1,685,000	1,685,000
St. Charles Cnty., MO IDRB, Kuenz Heating & Sheet Metal, (LOC: U.S. Bank), 1.30%, VRDN	2,460,000	2,460,000
Summit Cnty., UT IDRB, Hornes' Kimball Proj., Ser. 1985, (LOC: U.S. Bank), 1.45%, VRDN	1,400,000	1,400,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., (SPA: Rabobank Neder), 1.20%, VRDN	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank), 1.25%, VRDN	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Synchronous Indl. Svcs. Proj., (LOC: SouthTrust Bank), 1.26%, VRDN	1,345,000	1,345,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (SPA: Sumitomo Bank, Ltd.), 1.00%, VRDN	4,500,000	4,500,000
Union Cnty., AR Indl. Board PCRB, (Gtd. by GLI, Inc.), 2.18%, VRDN	9,000,000	9,000,000
Union Gap, WA Pub. Corp. IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.95%, VRDN	1,600,000	1,600,000
Vanderburgh Cnty., IN Indl. EDRB, Pyrotek, Inc. Proj., (LOC: Key Bank), 1.15%, VRDN	2,710,000	2,710,000
Wabash, IN EDRB, Martin Yale Inds. Proj., (LOC: Bank One), 1.17%, VRDN	2,700,000	2,700,000
Washington Economic Dev. Fin. Auth. RB, Fletcher Proj., Ser. E, (Liq.:
Washington Mutual), 1.25%, VRDN	2,545,000	2,545,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., (LOC: Bank of America), 1.20%, VRDN	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame LLC, (LOC: Key Bank), 1.15%, VRDN	1,565,000	1,565,000
Webb, AL IDRB, Qualico Steel Proj., (LOC: SouthTrust Bank), 1.26%, VRDN	2,900,000	2,900,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, (Gtd. by Dow Chemical), 1.15%, VRDN	800,000	800,000
West Des Moines, IA IDRB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.15%, VRDN	3,280,000	3,280,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
West Virginia EDA IDRB:
Coastal Lumber Products Proj., Ser. A, (LOC: Crestar Bank), 1.25%, VRDN	$ 2,185,000	$ 2,185,000
Coastal Lumber Products Proj., Ser. B, (LOC: Crestar Bank), 1.25%, VRDN	1,490,000	1,490,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., (LOC: Bank of the West), 1.25%, VRDN	4,380,000	4,380,000
467,905,000
Lease 3.6%
ABN AMRO Chicago Corp. Leasetops RB, Master Trust I, Ser. 1997-1, (LOC: LaSalle Bank), 1.24%, VRDN 144A	4,222,613	4,222,613
ABN AMRO Leasetops Cert. Trust RB, Ser. 2000-2, (LOC: LaSalle Bank & SPA: FHA), 1.24%, VRDN 144A	7,118,216	7,118,216
Greystone, DE Muni. Lease COP, Ser. A, 1.12%, VRDN	725,000	725,000
Koch Floating Rate Trust, 1.20%, VRDN	34,482,570	34,482,570
MBIA Capital Corp. Grantor Trust Lease PFOTER, (SPA: Landesbank Hessen-Thüringen Girozentrale), 1.10%, VRDN	6,240,000	6,240,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 1.20%, VRDN 144A	7,697,058	7,697,058
Ser. 2002-1, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 1.20%, VRDN 144A	10,722,980	10,722,980
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank), 1.25%, VRDN	8,000,000	8,000,000
79,208,437
Miscellaneous Revenue 1.7%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Corp.), 1.20%, VRDN	9,650,000	9,650,000
Delaware Valley, PA Regl. Fin. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.01%, VRDN	4,000,000	4,000,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, (SPA: Allied Irish Bank), 0.95%, VRDN	9,485,000	9,485,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, (SPA: Allied Irish Bank), 1.00%, VRDN	5,480,000	5,480,000
Massachusetts Indl. Fin. Auth. IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank), 1.10%, VRDN	700,000	700,000
Merrill Lynch & Co., Inc. PFOTER, (Liq.: Merrill Lynch & Co. & SPA: FHA), 1.15%, VRDN	7,470,000	7,470,000
36,785,000
Port Authority 0.6%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank & Insd. by AMBAC), 1.15%, VRDN	7,340,000	7,340,000
Port Auth. of New York & New Jersey RB, (SPA: Merrill Lynch & Co. & Insd. by CIFG), 0.98%, VRDN	5,000,000	5,000,000
Tuscaloosa Cnty., AL Port Auth. RB, (LOC: SouthTrust Bank), 1.00%, VRDN	142,000	142,000
12,482,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Public Facilities 0.5%
Los Angeles, CA Muni. Impt. Corp. RB, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 0.97%, VRDN	$10,000,000	$ 10,000,000
Resource Recovery 2.8%
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, (Gtd. by Motiva Enterprises LLC), 1.09%, VRDN	11,500,000	11,500,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor Proj., (SPA: Bank of Tokyo), 1.20%, VRDN	5,000,000	5,000,000
Phenix Cnty., AL Env. Impt. RB, Mead Coated Board Proj., (LOC: PNC Bank), 1.09%, VRDN	1,700,000	1,700,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Proj., (SPA: Total Fina), 1.15%, VRDN	10,635,000	10,635,000
Portage, IN EDRB, American Iron Oxide, Ser. B, (LOC: Bank One), 1.25%, VRDN	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 1.35%, VRDN	5,000,000	5,000,000
Traill Cnty., ND Solid Wst. Disposal RB:
American Crystal Sugar, Ser. A, (LOC: Norwest Bank), 1.25%, VRDN	16,000,000	16,000,000
American Crystal Sugar, Ser. B, (LOC: Wells Fargo), 1.25%, VRDN	1,000,000	1,000,000
American Crystal Sugar, Ser. C, (LOC: Wells Fargo), 1.25%, VRDN	1,000,000	1,000,000
62,835,000
Tobacco Revenue 0.6%
Badger Tobacco Asset Security Corp., WI PFOTER:
(Liq.: Merrill Lynch & Co.), 1.40%, VRDN	4,825,000	4,825,000
Ser. 633, (SPA: Lloyds Bank), 1.10%, VRDN	5,145,000	5,145,000
Tobacco Corp. Settlement, NY PFOTER, (LOC: Lloyds Bank), 1.02%, VRDN	3,125,000	3,125,000
13,095,000
Transportation 0.7%
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, (Liq.: Morgan Stanley & Insd. by FGIC), 1.01%, VRDN	910,000	910,000
E 470 Pub. Highway, CO PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 1.10%, VRDN	5,425,000	5,425,000
Lee Cnty., FL Trans. Facs. RB, Ser. 904, (Insd. by AMBAC), 1.00%, VRDN	4,915,000	4,915,000
Metro. Trans. Auth., NY PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 0.99%, VRDN	1,400,000	1,400,000
New Jersey Turnpike Auth. RB, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 0.98%, VRDN	3,165,000	3,165,000
15,815,000
Utility 2.4%
Carlton, WI PCRB, Pwr. & Light Proj., (Gtd. by Wisconsin Power & Light), 1.13%, VRDN	5,600,000	5,600,000
Carroll Cnty., KY Collateralized Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., Ser. A, (Gtd. by Kentucky Utility), 1.15%, VRDN	8,700,000	8,700,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility continued
Chino Basin, CA Regl. Fin. Auth. RB, Inland Empire Util., Ser. A, (SPA: WestLB AG & Insd. by AMBAC), 0.87%, VRDN	$ 7,595,000	$ 7,595,000
Sabine River, TX IDA PCRB, Northeast Texas, (Gtd. by CFC), 1.05%, 2/11/2004	1,625,000	1,625,000
Snohomish Cnty., WA Pub. Util. RB, Generation Sys., (SPA: Bay Hypotheken-und Vereins & Insd. by MBIA), 0.91%, VRDN	3,200,000	3,200,000
Sweetwater Cnty., WY Env. Impt. RB, Adjusted Pacificorp Proj., Ser. 1995, (LOC: Bank One), 1.07%, VRDN	1,800,000	1,800,000
Sweetwater Cnty., WY PCRB, Ser. A, (LOC: Commerzbank AG), 1.95%, VRDN	24,800,000	24,800,000
53,320,000
Water & Sewer 1.3%
California Dept. Wtr. Resources RB, Ser. C, (LOC: Bank of Nova Scotia), 0.90%, VRDN	5,000,000	5,000,000
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America), 1.10%, VRDN	4,000,000	4,000,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America), 1.10%, VRDN	3,500,000	3,500,000
Metro. Superior, CO Wtr. Dist. 1 RB, (SPA: BNP Paribas), 1.04%, VRDN	2,000,000	2,000,000
New York City Muni. Wtr. Fin. Auth. RB, Ser. C, (LOC: Dexia Credit), 0.95%, VRDN	6,000,000	6,000,000
New York City, NY IDA RB, USA Wst. Svcs. NYC Proj., (LOC: J.P. Morgan Chase & Co.), 0.95%, VRDN	7,000,000	7,000,000
Niceville, FL Wtr. & Swr. RB, Ser. B, (LOC: Columbus B&T Co. & Insd. by AMBAC), 0.98%, VRDN	1,565,000	1,565,000
29,065,000
Total Municipal Obligations		2,174,875,102
Total Investments (cost $2,202,325,102) 99.7%		2,202,325,102
Other Assets and Liabilities 0.3%		5,682,535
Net Assets 100.0%		$ 2,208,007,637

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
CDA	Community Development Authority
CIFG	CDC IXIS Financial Guaranty
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FRN	Floating Rate Note
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipts
MTC	Municipal Trust Certificate
PFOTER	Puttable Floating Option Tax Exempt Receipts
PCRB	Pollution Control Revenue Bond
PSF	Public School Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificates
RRB	Refunding Revenue Bond
SPA	Security Purchase Agreement
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2004

The following table shows the percent of total investments by geographic location as of January 31, 2004:

California	11.4%
Texas	5.9%
Alabama	4.2%
Ohio	4.1%
Georgia	4.0%
Tennessee	3.2%
Illinois	3.0%
Rhode Island	2.8%
Indiana	2.7%
Washington	2.6%
New York	2.5%
Wyoming	2.5%
Kentucky	2.5%
Pennsylvania	2.4%
Florida	2.2%
Wisconsin	2.1%
Hawaii	1.8%
South Carolina	1.7%
Oklahoma	1.7%
District of Columbia	1.4%
Colorado	1.4%
North Carolina	1.3%
North Dakota	1.1%
Michigan	1.0%
Nebraska	0.9%
Nevada	0.8%
Kansas	0.7%
Arkansas	0.7%
Delaware	0.6%
Virginia	0.6%
Missouri	0.6%
Minnesota	0.6%
Oregon	0.5%
Louisiana	0.5%
Utah	0.4%
New Mexico	0.4%
Massachusetts	0.4%
Idaho	0.4%
South Dakota	0.3%
Mississippi	0.3%
Iowa	0.3%
West Virginia	0.2%
New Jersey	0.2%
Connecticut	0.2%
Arizona	0.2%
New Hampshire	0.1%
Maryland	0.1%
Maine	0.1%
Non-state specific	20.4%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments at amortized cost	$ 2,202,325,102
Cash	667,431
Receivable for Fund shares sold	279,901
Interest receivable	6,114,053
Prepaid expenses and other assets	125,627

Total assets	2,209,512,114

Liabilities
Dividends payable	287,070
Payable for Fund shares redeemed	949,672
Advisory fee payable	14,891
Distribution Plan expenses payable	58,060
Due to other related parties	11,562
Accrued expenses and other liabilities	183,222

Total liabilities	1,504,477

Net assets	$ 2,208,007,637

Net assets represented by
Paid-in capital	$ 2,207,786,030
Undistributed net investment income	221,607

Total net assets	$ 2,208,007,637

Net assets consists of
Class A	$ 957,581,242
Class S	462,572,853
Class S1	274,386,823
Class I	513,466,719

Total net assets	$ 2,208,007,637

Shares outstanding
Class A	957,605,156
Class S	462,421,923
Class S1	274,446,124
Class I	513,380,456

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 37,550,413

Expenses
Advisory fee	11,357,063
Distribution Plan expenses
Class A	3,445,355
Class S	4,251,195
Class S1	2,170,793
Administrative services fee	1,661,699
Transfer agent fees	1,294,748
Trustees' fees and expenses	39,093
Printing and postage expenses	111,297
Custodian and accounting fees	747,898
Registration and filing fees	33,088
Professional fees	38,542
Other	81,330

Total expenses	25,232,101
Less: Expense reductions	(9,959)
Expense reimbursements	(299,716)

Net expenses	24,922,426

Net investment income	12,627,987

Net realized gains on securities	233,489

Net increase in net assets resulting from operations	$ 12,861,476

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 12,627,987		$ 22,704,513
Net realized gains on securities		233,489		492,082

Net increase in net assets resulting from operations		12,861,476		23,196,595

Distributions to shareholders from
Net investment income
Class A		(5,773,414)		(9,925,108)
Class S		(1,605,530)		(5,178,240)
Class S1		(815,057)		(2,390,608)
Class I		(4,540,200)		(6,369,725)

Total distributions to shareholders		(12,734,201)		(23,863,681)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,742,016,195	4,742,016,195	4,774,935,596	4,774,935,596
Class S	742,977,485	742,977,485	929,396,134	929,396,134
Class S1	418,510,845	418,510,845	457,368,624	457,368,624
Class I	947,945,329	947,945,329	745,673,869	745,673,869

		6,851,449,854		6,907,374,223

Net asset value of shares issued in reinvestment of distributions
Class A	5,316,509	5,316,509	9,223,891	9,223,891
Class S1	3	3	0	0
Class I	1,485,914	1,485,914	2,561,462	2,561,462

		6,802,426		11,785,353

Payment for shares redeemed
Class A	(5,026,609,869)	(5,026,609,869)	(4,499,863,504)	(4,499,863,504)
Class S	(1,114,993,473)	(1,114,993,473)	(732,577,305)	(732,577,304)
Class S1	(512,878,219)	(512,878,219)	(345,885,349)	(345,885,349)
Class I	(997,251,107)	(997,251,107)	(676,252,491)	(676,252,491)

		(7,651,732,668)		(6,254,578,648)

Net increase (decrease) in net assets resulting from capital share transactions		(793,480,388)		664,580,928

Total increase (decrease) in net assets		(793,353,113)		663,913,842
Net assets
Beginning of period		3,001,360,750		2,337,446,908

End of period		$ 2,208,007,637		$ 3,001,360,750

Undistributed net investment income		$ 221,607		$ 94,332

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended January 31, 2004, EIMC reimbursed expenses in the amount of $140,852 which represents 0.01% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $79,904 and Class S1 shares in the amount of $78,960, which represents 0.01% and 0.02% of the average daily net assets of Class S and Class S1 shares, respectively. Total amounts subject to recoupment as of January 31, 2004 were $193,398.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S and S1 shares.

NOTES TO FINANCIAL STATEMENTS continued

5. IN-KIND TRANSACTION

Effective on the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities and net cash balance of Wachovia Tax-Free Money Market Fund into the Fund. In the transaction, shareholders redeemed 206,896,186 shares of Wachovia Tax-Free Money Market Fund and purchased the same number of Class S shares of the Fund in consideration for securities, net of the cash balance, valued at $205,839,632, which resulted in no gain or loss to the shareholder. The value of securities, net of the cash balance, received by the Fund and the number of Class S shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended January 31, 2003.

6. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $221,607.

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,
	2004	2003

Ordinary Income	$ 160,096	$ 515,185
Exempt-Interest Income	12,451,412	23,348,496
Long-term Capital Gain	122,693	--

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

NOTES TO FINANCIAL STATEMENTS continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $122,693 for the fiscal year ended January 31, 2004.

For the fiscal year ended January 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 97.84%.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565210 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New Jersey Municipal Money Market Fund

Evergreen New Jersey Municipal Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
19	INDEPENDENT AUDITORS' REPORT
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New Jersey Municipal Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Average annual return

1 year	0.53%	0.24%	0.83%

5 year	1.91%	1.69%	2.21%

Since portfolio inception	1.94%	1.74%	2.22%

7-day annualized yield	0.31%	0.05%	0.61%

30-day annualized yield	0.31%	0.06%	0.61%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.02	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.53%	0.90%	2.11%	3.45%	2.59%
Ratios and supplemental data
Net assets, end of period (millions)	$30	$42	$37	$34	$111
Ratios to average net assets
Expenses[1]	0.87%	0.86%	0.85%	0.82%	0.84%
Net investment income	0.49%	0.81%	2.01%	3.38%	2.57%

[1] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.24%	0.60%	1.81%	1.84%
Ratios and supplemental data
Net assets, end of period (millions)	$66	$108	$136	$98
Ratios to average net assets
Expenses[3]	1.16%	1.16%	1.15%	1.14%[4]
Net investment income	0.19%	0.51%	1.71%	3.07%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I1	2004	2003	2002	2001	2000[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.02	0.04	0.02
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.02	-0.04	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.83%	1.21%	2.42%	3.76%	2.47%
Ratios and supplemental data
Net assets, end of period (millions)	$22	$21	$6	$2	$2
Ratios to average net assets
Expenses[3]	0.57%	0.56%	0.55%	0.53%	0.52%[4]
Net investment income	0.73%	1.04%	2.32%	3.69%	3.06%[4]

[1]   Effective at the close of business of May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   For the period from April 5, 1999 (commencement of class operations), to January 31, 2000.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
Industrial Conglomerates 2.2%
Chula Vista, CA Indl. Dev. RB, 1.15%, VRDN	$1,100,000	$ 1,100,000
Union Cnty., NJ Indl. PCRRB, 0.89%, VRDN	1,500,000	1,500,000
2,600,000
Community Development District 6.7%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, (LOC: Zions First National Bank), 1.25%, VRDN	3,390,000	3,390,000
New Jersey EDA Indl. & EDRB:
East Meadow Corp. Proj., Ser. 1986-A, (Gtd. by UFJ Bank Ltd.), 3.22%, VRDN	675,000	675,000
East Meadow Corp. Proj., Ser. 1986-B, (Gtd. by UFJ Bank Ltd.), 3.22%, VRDN	3,870,000	3,870,000
7,935,000
Education 5.2%
New Jersey EDA PFOTER, Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 0.95%, VRDN	5,500,000	5,500,000
New Jersey Edl. Facs. Auth. RB, 0.90%, VRDN	700,000	700,000
6,200,000
General Obligation - State 22.2%
New Jersey Env. Infrastructure MSTR, (Liq.: J.P. Morgan Chase & Co.), 1.01%, VRDN	9,135,000	9,135,000
New Jersey MSTR, Ser. 1995, (Liq.: J.P. Morgan Chase & Co.), 1.01%, VRDN	6,130,000	6,130,000
New Jersey MTC, Class A, 1.02%, VRDN	11,000,000	11,000,000
26,265,000
Hospital 12.6%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER:
(Liq.: Merrill Lynch & Co. & Insd. by MBIA), 0.95%, VRDN	1,300,000	1,300,000
(SPA: Svenska Handelsbank & Insd. by AMBAC) FRN, 1.20%, 9/1/2004	8,795,000	8,795,000
United Methodist Homes, 0.90%, VRDN	225,000	225,000
Variable Comp. Program Ser. A-2, (LOC: Fleet National Bank), 0.94%, VRDN	1,800,000	1,800,000
Wiley Mission Proj., (LOC: Commerce Bank), 0.95%, VRDN	2,770,000	2,770,000
14,890,000
Housing 16.4%
California Hsg. Fin. Agcy. RB, 0.98%, VRDN	300,000	300,000
Class B Revenue Bond Certificate Trust, Ser. 2001-1, (Gtd. by American International Group Inc.), 1.44%, VRDN	5,600,000	5,600,000
Manitowoc, WI CDA MHRB, Hsg. Great Lakes Training, Ser. A, (SPA: Bayerische Landesbank), 1.30%, VRDN	3,000,000	3,000,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER, (LOC: Landesbank & Insd. by MBIA), 1.01%, VRDN	3,100,000	3,100,000
New Jersey, Bldg. Auth. PFOTER, (SPA: WestLB AG & Insd. by AMBAC), 0.95%, VRDN	1,500,000	1,500,000
Newark, NJ MHRB, (Liq.: Merrill Lynch & Co.), 1.15%, VRDN	2,960,000	2,960,000
PFOTER, (Liq.: Merrill Lynch & Co.), 1.20%, VRDN	3,000,000	3,000,000
19,460,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue 8.3%
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., Ser. A, (Gtd. by Weyerhaeuser), 1.90%, VRDN	$ 700,000	$ 700,000
Frankfort, IN EDRB, General Seating America Proj., (SPA: Mizuho Bank, Ltd.), 4.02%, VRDN	1,355,000	1,355,000
Logan, UT IDRB, Scientific Tech, Inc., (LOC: Bank of the West), 1.25%, VRDN	2,100,000	2,100,000
New Jersey EDA RB:
Hoben Investors Proj., (LOC: Valley National Bank), 1.10%, VRDN	1,790,000	1,790,000
Intl. Processing Corp. Proj., 1.05%, VRDN	1,750,000	1,750,000
RFC Container, Inc., (LOC: PNC Bank), 0.95%, VRDN	1,690,000	1,690,000
West Baton Rouge Parish, LA Indl. Dist. RB, Dow Chemical Co. Proj.:
Ser. A, (Gtd. by Dow Chemical Co.), 1.15%, VRDN	200,000	200,000
Ser. B, (Gtd. by Dow Chemical Co.), 1.12%, VRDN	200,000	200,000
9,785,000
Special Tax 1.2%
Fanwood, NJ BAN, 2.00%, 2/11/2004	1,423,750	1,424,017
Tobacco Revenue 6.8%
Tobacco Settlement Fin. Corp. of NJ PFOTER:
(Liq.: Merrill Lynch & Co.), 1.08%, VRDN	5,000,000	5,000,000
Rites-PA-1148, 1.04%, VRDN	3,000,000	3,000,000
8,000,000
Transportation 16.8%
New Jersey Tpke. Auth. RB, Ser. C-2, 0.93%, VRDN	5,000,000	5,000,000
New Jersey Trans. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 0.98%, VRDN	2,185,000	2,185,000
New Jersey Trans. Trust Fund Auth. MTC, Ser. 2001-1, (Liq.: Commerzbank AG), 1.46%, VRDN	12,745,000	12,745,000
19,930,000
Utility 1.3%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Power & Light), 1.13%, VRDN	1,200,000	1,200,000
Port Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 1.08%, VRDN	300,000	300,000
1,500,000
Total Investments (cost $117,989,017) 99.7%		117,989,017
Other Assets and Liabilities 0.3%		365,329
Net Assets 100.0%		$ 118,354,346
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
BAN	Bond Anticipation Note	MSTR	Municipal Securities Trust Receipt
CDA	Community Development Administration	MTC	Municipal Trust Certificate
EDA	Economic Development Authority	PFOTER	Puttable Floating Option Tax Exempt Receipt
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FRN	Floating Rate Note	PCRRB	Pollution Control Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	RB	Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond	RRB	Refunding Revenue Bond
LOC	Letter of Credit	SPA	Security Purchase Agreement
MBIA	Municipal Bond Investors Assurance Corp.	VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of January 31, 2004:

New Jersey	81.0%
Wisconsin	3.6%
Colorado	2.9%
Utah	1.8%
California	1.2%
Indiana	1.1%
West Virginia	0.6%
Louisiana	0.3%
Texas	0.2%
Non-state specific	7.3%
Total	100.0%
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments at amortized cost	$ 117,989,017
Cash	83,341
Interest receivable	300,871
Receivable from investment advisor	7,012
Prepaid expenses and other assets	20,818

Total assets	118,401,059

Liabilities
Dividends payable	17,041
Payable for Fund shares redeemed	10,175
Distribution Plan expenses payable	885
Due to related parties	598
Accrued expenses and other liabilities	18,014

Total liabilities	46,713

Net assets	$ 118,354,346

Net assets represented by
Paid-in capital	$ 118,346,470
Undistributed net investment income	7,876

Total net assets	$ 118,354,346

Net assets consists of
Class A	$ 29,836,464
Class S	66,372,222
Class I	22,145,660

Total net assets	$ 118,354,346

Shares outstanding
Class A	29,818,958
Class S	66,368,689
Class I	22,158,823

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 2,145,263

Expenses
Advisory fee	652,562
Distribution Plan expenses
Class A	107,294
Class S	591,363
Administrative services fee	94,995
Transfer agent fees	23,580
Trustees' fees and expenses	2,259
Printing and postage expenses	20,353
Custodian and accounting fees	42,344
Registration and filing fees	27,231
Professional fees	20,203
Other	43,745

Total expenses	1,625,929
Less: Expense reductions	(707)
Expense reimbursements	(26,026)

Net expenses	1,599,196

Net investment income	546,067

Net realized gains on securities	86,387

Net increase in net assets resulting from operations	$ 632,454

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 546,067		$ 1,082,698
Net realized gains on securities		86,387		29,320

Net increase in net assets resulting from operations		632,454		1,112,018

Distributions to shareholders from
Net investment income
Class A		(191,311)		(360,035)
Class S		(235,738)		(726,251)
Class I		(196,632)		(145,798)

Total distributions to shareholders		(623,681)		(1,232,084)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	85,168,800	85,168,800	113,217,794	113,217,794
Class S	149,958,489	149,958,489	137,271,327	137,271,327
Class I	74,652,320	74,652,320	82,758,102	82,758,102

		309,779,609		333,247,223

Net asset value of shares issued in reinvestment of distributions
Class A	149,230	149,230	270,136	270,136
Class I	66,860	66,860	60,099	60,099

		216,090		330,235

Payment for shares redeemed
Class A	(97,420,277)	(97,420,277)	(108,748,041)	(108,748,041)
Class S	(191,372,484)	(191,372,484)	(165,114,175)	(165,114,175)
Class I	(73,534,040)	(73,534,040)	(67,747,581)	(67,747,581)

		(362,326,801)		(341,609,797)

Net decrease in net assets resulting from capital share transactions		(52,331,102)		(8,032,339)

Total decrease in net assets		(52,322,329)		(8,152,405)
Net assets
Beginning of period		170,676,675		178,829,080

End of period		$ 118,354,346		$ 170,676,675

Undistributed (overdistributed) net investment income		$ 7,876		$ (897)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income

15

NOTES TO FINANCIAL STATEMENTS continued

tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended January 31, 2004, EIMC reimbursed expenses in the amount of $17,422 which represents 0.01% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $8,604 which represents 0.01% of the average daily net assets of Class S shares. Total amounts subject to recoupment as of January 31, 2004 were $8,604.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

16

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004 the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $7,876.

The tax character of distributions paid was as follows:

	Year Ended January 31,
	2004	2003

Ordinary Income	$ 1,024	$ 29,320
Exempt-Interest Income	536,270	1,202,764
Long-term Capital Gain	86,387	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

17

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

18

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

19

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 86.6%.

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $86,387 for the fiscal year ended January 31, 2004.

20

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21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565213 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New York Municipal Money Market Fund

Evergreen New York Municipal Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	INDEPENDENT AUDITORS' REPORT
21	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New York Municipal Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Average annual return

1 year	0.46%	0.19%	0.76%

Since portfolio inception	0.68%	0.39%	0.99%

7-day annualized yield	0.28%	0.05%	0.58%

30-day annualized yield	0.30%	0.06%	0.60%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.46%	0.82%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$82,110	$101,114	$94,200
Ratios to average net assets
Expenses[3]	0.91%	0.88%	0.88%[4]
Net investment income	0.39%	0.79%	0.92%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.19%	0.52%	0.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,407	$35,817	$24,092
Ratios to average net assets
Expenses[3]	1.18%	1.18%	1.18%[4]
Net investment income	0.13%	0.49%	0.54%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.76%	1.12%	0.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,200	$676	$3,710
Ratios to average net assets
Expenses[3]	0.59%	0.57%	0.59%[4]
Net investment income	0.65%	1.08%	1.15%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

COMMERCIAL PAPER 1.4%
Water & Sewer 1.4%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., 3.10%, 2/1/2016	$ 1,500,000	$ 1,500,000
MUNICIPAL OBLIGATIONS 98.3%
Capital Improvements 10.2%
New York, NY Transitional Fin. Auth. RB:
Ser. 154, (Liq.: Salomon Smith Barney), 1.20%, VRDN	3,500,000	3,500,000
Ser. 362, (Liq.: Morgan Stanley Dean Witter), 1.01%, VRDN	5,167,500	5,167,500
Sub. Ser. 1-C, (Liq.: J.P. Morgan Chase Bank), 1.00%, VRDN	520,000	520,000
Sub. Ser. 1-E, (Liq.: Bayerische Landesbank), 0.93%, VRDN	2,000,000	2,000,000
11,187,500
Community Development District 2.0%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., (LOC: Key Bank), 1.05%,VRDN	2,200,000	2,200,000
Education 11.2%
New York Dorm. Auth. RB:
(Liq.: J.P. Morgan Chase Bank & Insd. by MBIA), 0.98%, VRDN	1,000,000	1,000,000
City Univ. Fac. Muni. Trust & Cert.:
Ser. A, (SPA: Commerzbank AG & Insd. by FGIC), 1.55%, VRDN	4,895,000	4,895,000
Ser. B, (SPA: Commerzbank AG & Insd. by FGIC), 1.55%, VRDN	3,945,000	3,945,000
New York, NY IDA Civic Fac. RB, Abraham Joshua Heschel Proj., (LOC: Allied Irish Bank Plc), 0.96%, VRDN	1,505,000	1,505,000
West Mifflin, PA Area Sch. Dist. TAN, 1.70%, 6/30/2004	1,000,000	1,001,204
12,346,204
General Obligation - Local 4.2%
New York, NY GO:
(SPA: Bank of Nova Scotia & Insd. by MBIA), 0.98%, VRDN	400,000	400,000
(SPA: Merrill Lynch & Co.), 1.03%, VRDN	4,195,000	4,195,000
4,595,000
General Obligation - State 5.5%
California GO RAW, Ser. B, (SPA: Societe Generale & Insd. by Merrill Lynch & Co.), 2.00%, 6/16/2004	5,000,000	5,005,786
California MSTR, (Liq.: J.P. Morgan Chase Bank & Insd. by MBIA), 1.13%, VRDN	1,000,000	1,000,000
6,005,786
Hospital 12.1%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic RB, Templeton Foundation Proj., (LOC: Key Bank), 1.05%, VRDN	800,000	800,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., (LOC: M&T Bank), 1.04%, VRDN	4,660,000	4,660,000
New York Dorm. Auth. RB, Ser. 340, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 1.01%, VRDN	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, (LOC: Key Bank), 1.05%, VRDN	3,835,000	3,835,000
13,277,500
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing 6.0%
Albany, NY Hsg. Auth. Private Acct. RB, Historic Bleecker Terrace, (LOC: Key Bank), 1.10%, VRDN	$ 859,500	$ 859,500
Class B Revenue Bond Certificate Trust, Ser. 2001-1, (Gtd. by American International Group, Inc.), 1.44%, VRDN	700,000	700,000
New York, NY Hsg. Dev. Corp. MHRB, West 55th St. Proj., (LOC: Bayerische Hypotheken), 1.00%, VRDN	5,000,000	5,000,000
6,559,500
Manufacturing 17.9%
Braxton Cnty., WV Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.90%, VRDN	400,000	400,000
California EDA IDRB, Plating Works, Inc. Proj., (LOC: Union Bank of California), 1.95%, VRDN	2,870,000	2,870,000
Erie Cnty., NY Indl. Dev. Agcy. IDRB, The Colad Group, Inc.:
Ser. A, (LOC: J.P. Morgan Chase Bank), 1.00%, VRDN	850,000	850,000
Ser. B, (LOC: J.P. Morgan Chase Bank), 1.00%, VRDN	320,000	320,000
Frankfort, IN EDRB, Gen. Seating American Proj., (LOC: Dai-Ichi Kangyo Bank Ltd.), 4.02%, VRDN	875,000	875,000
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Proj., (Gtd. by Weyerhaeuser Co.), 1.65%, VRDN	1,200,000	1,200,000
New York, NY IDA RB, Contractors Sheet Metals, (LOC: Citibank), 1.07%, VRDN	1,960,000	1,960,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, (LOC: U.S. Bank), 1.15%, VRDN	4,660,000	4,660,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickenson & Co., (Gtd. by Becton Dickenson & Co.), 1.35%, 3/1/2004	2,100,000	2,100,000
Rockland Cnty., NY IDA RB, MIC Technology, Ser. A, (LOC: Fleet Bank), 1.25%, VRDN	1,000,000	1,000,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
Sunwize Tech, Inc., Ser. A, (LOC: HSBC Bank USA), 1.15%, VRDN	1,900,000	1,900,000
Zumtobel Staff Proj., Ser. A, (LOC: Creditanstalt-Bank), 1.15%, VRDN	1,500,000	1,500,000
19,635,000
Resource Recovery 3.2%
Babylon, NY IDA RRB, Ogden Martin Proj., (SPA: J.P. Morgan Chase Bank & Insd. by FSA), 0.94%, VRDN	1,200,000	1,200,000
Phenix City, AL Env. Impt. RB, Mead Coated Board Proj., (LOC: PNC Bank of Ohio), 1.09%, VRDN	2,300,000	2,300,000
3,500,000
Tobacco Revenue 12.5%
Monroe Tobacco Asset Security Corp., NY RB PFOTER, (Liq.: Merrill Lynch & Co.), 1.04%, VRDN	6,865,000	6,865,000
New York Cnty., NY Tobacco Trust RB, (Liq.: Merrill Lynch & Co.), 1.04%, VRDN	3,900,000	3,900,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Tobacco Revenue continued
New York Tobacco Settlement Financing Corp. RB, (Insd. by AMBAC), 1.00%, VRDN	$ 2,500,000	$ 2,500,000
Tobacco Settlement Financing Corp., NY PFOTER, (SPA: Merrill Lynch & Co.), 1.02%, VRDN	500,000	500,000
13,765,000
Transportation 8.5%
New York Thruway Auth. Gen. RB:
MSTR, (SPA: Societe Generale), 1.00%, VRDN	800,000	800,000
(Liq.: Morgan Stanley Dean Witter), 1.01%, VRDN	8,492,500	8,492,500
9,292,500
Utility 4.8%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Pwr. & Light), 1.13%, VRDN	1,000,000	1,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., (Gtd. by Arizona Public Svc.), 1.17%, VRDN	1,400,000	1,400,000
Long Island Pwr. Auth., NY PFOTER, (Liq.: Merrill Lynch & Co.), 1.03%, VRDN	820,000	820,000
New York Energy Research & Dev. Auth. RB, (LOC: J.P. Morgan Chase Bank), 1.10%, 3/15/2004	1,000,000	1,000,000
Oconee Cnty., SC PCRB, Duke Energy Corp., Ser. A, (Gtd. by Duke Energy Corp.), 1.16%, VRDN	1,100,000	1,100,000
5,320,000
Water & Sewer 0.2%
New York, NY Muni. Wtr. Fin. Auth. RB, Ser. C, (SPA: Dexia Credit Local), 0.95%, VRDN	200,000	200,000
Total Municipal Obligations		107,883,990
Total Investments (cost $109,383,990) 99.7%		109,383,990
Other Assets and Liabilities 0.3%		333,921
Net Assets 100.0%		$ 109,717,911
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipts
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RAW	Revenue Anticipation Warrant
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The folllowing table shows the percent of total investments by geographic location as of January 31, 2004:

New York	79.5%
California	9.5%
Alabama	2.1%
Puerto Rico	1.9%
Arizona	1.3%
North Carolina	1.1%
South Carolina	1.0%
Pennsylvania	0.9%
Wisconsin	0.9%
Indiana	0.8%
West Virginia	0.4%
Georgia	0.0%
Non-state specific	0.6%
Total	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments at amortized cost	$ 109,383,990
Cash	34,433
Receivable for Fund shares sold	25,236
Interest receivable	283,594
Receivable from investment advisor	9,281
Prepaid expenses and other assets	40,908

Total assets	109,777,442

Liabilities
Dividends payable	2,037
Payable for Fund shares redeemed	15,279
Distribution Plan expenses payable	1,865
Due to related parties	296
Accrued expenses and other liabilities	40,054

Total liabilities	59,531

Net assets	$ 109,717,911

Net assets represented by
Paid-in capital	$ 109,711,695
Undistributed net investment income	6,216

Total net assets	$ 109,717,911

Net assets consists of
Class A	$ 82,110,480
Class S	25,407,149
Class I	2,200,282

Total net assets	$ 109,717,911

Shares outstanding
Class A	82,113,026
Class S	25,412,490
Class I	2,199,261

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 1,848,003

Expenses
Advisory fee	569,824
Distribution Plan expenses
Class A	271,992
Class S	215,929
Administrative services fee	85,024
Transfer agent fees	89,199
Trustees' fees and expenses	2,924
Printing and postage expenses	26,054
Custodian and accounting fees	43,036
Registration and filing fees	28,669
Professional fees	20,837
Other	30,956

Total expenses	1,384,444
Less: Expense reductions	(1,015)
Fee waivers and expense reimbursements	(42,890)

Net expenses	1,340,539

Net investment income	507,464

Net realized gains on securities	95,791

Net increase in net assets resulting from operations	$ 603,255

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 507,464		$ 862,882
Net realized gains on securities		95,791		7,155

Net increase in net assets resulting from operations		603,255		870,037

Distributions to shareholders from
Net investment income
Class A		(413,559)		(708,333)
Class S		(67,665)		(175,772)
Class I		(108,101)		(6,728)

Total distributions to shareholders		(589,325)		(890,833)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	309,302,789	309,302,789	325,332,664	325,332,664
Class S	73,948,989	73,948,989	93,589,750	93,589,750
Class I	244,012,599	244,012,599	1,281,938	1,281,938

		627,264,377		420,204,352

Net asset value of shares issued in reinvestment of distributions
Class A	409,063	409,063	691,337	691,337
Class I	1,592	1,592	1,344	1,344

		410,655		692,681

Payment for shares redeemed
Class A	(328,727,238)	(328,727,238)	(319,095,832)	(319,095,832)
Class S	(84,359,814)	(84,359,814)	(81,858,638)	(81,858,638)
Class I	(242,491,497)	(242,491,497)	(4,316,526)	(4,316,526)

		(655,578,549)		(405,270,996)

Net increase (decrease) in net assets resulting from capital share transactions		(27,903,517)		15,626,037

Total increase (decrease) in net assets		(27,889,587)		15,605,241
Net assets
Beginning of period		137,607,498		122,002,257

End of period		$ 109,717,911		$ 137,607,498

Undistributed (overdistributed) net investment income		$ 6,216		$ (4,514)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income

16

NOTES TO FINANCIAL STATEMENTS continued

tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.40% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended January 31, 2004, EIMC waived its fees in the amount of $1,376 and reimbursed expenses in the amount of $30,733 which combined represents 0.02% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $10,781 which represents 0.03% of the average daily net assets of Class S shares. Total amounts subject to recoupment as of January 31, 2004 were $19,387.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

17

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $6,216.

The tax character of distributions paid was as follows:

	Year Ended January 31,
	2004	2003

Ordinary Income	$ 21,514	$ 10,355
Exempt-Interest Income	495,717	880,478
Long-term Capital Gain	72,094	0

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

18

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

19

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

20

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $72,094 for the fiscal year ended January 31, 2004.

For the fiscal year ended January 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 84.29%.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565216 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Pennsylvania Municipal Money Market Fund

Evergreen Pennsylvania Municipal Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
20	INDEPENDENT AUDITORS' REPORT
21	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Pennsylvania Municipal Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Average annual return

1 year	0.52%	0.23%	0.83%

5 year	2.08%	1.83%	2.27%

10 year	2.58%	2.48%	2.70%

7-day annualized yield	0.39%	0.09%	0.69%

30-day annualized yield	0.42%	0.12%	0.72%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.52%	1.10%	2.27%	3.66%	2.90%
Ratios and supplemental data
Net assets, end of period (millions)	$32	$31	$28	$19	$125
Ratios to average net assets
Expenses[1]	0.81%	0.66%	0.64%	0.65%	0.60%
Net investment income	0.53%	1.03%	2.17%	3.59%	2.87%

[1] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements. See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.23%	0.69%	1.82%	1.89%
Ratios and supplemental data
Net assets, end of period (millions)	$71	$137	$155	$140
Ratios to average net assets
Expenses[3]	1.11%	1.07%	1.08%	1.09%[4]
Net investment income	0.23%	0.62%	1.79%	3.17%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.83%	1.29%	2.43%	3.82%	3.00%
Ratios and supplemental data
Net assets, end of period (millions)	$76	$66	$80	$71	$62
Ratios to average net assets
Expenses[2]	0.51%	0.47%	0.48%	0.49%	0.50%
Net investment income	0.81%	1.23%	2.31%	3.73%	2.98%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

COMMERCIAL PAPER 1.6%
Water & Sewer 1.6%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, (SPA: Sumitomo Mitsui Banking Corp.), 3.10%, 2/2/2004	$ 2,800,000	$ 2,800,000
MUNICIPAL OBLIGATIONS 98.2%
Airport 3.5%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P-1, (Liq.: Bank of America & Insd. by FGIC), 1.10%, VRDN	2,000,000	2,000,000
Philadelphia, PA Arpt. RB MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.06%, VRDN	4,200,000	4,200,000
6,200,000
Community Development District 5.1%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co., Ser. 1991, (LOC: J.P. Morgan Chase & Co.), 0.98%, VRDN	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc., (LOC: Fulton Bank), 1.15%, VRDN	2,325,000	2,325,000
Denver, CO Urban Renewal Auth. Tax RRB, Downtown Denver, Ser. A, (LOC: Zions First National Bank), 1.25%, VRDN	945,000	945,000
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Donald Bernstein Proj., Ser. C-5, (LOC: PNC Bank), 1.05%, VRDN	3,000,000	3,000,000
Philadelphia, PA Auth. IDRB, (LOC: PNC Bank), 1.13%, VRDN	1,800,000	1,800,000
9,070,000
Education 14.0%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, (SPA: ABN AMRO Bank & Insd. by FGIC), 1.15%, 2/18/2004 144A	5,000,000	5,000,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., (LOC: National City Bank), 1.01%, VRDN	3,010,000	3,010,000
Gilbert, AZ IDA Non-profit RB, Southwest Student Svcs., Ser. B, (LOC: Mellon Bank), 1.25%, VRDN	1,080,000	1,080,000
Midway, CA Sch. Dist COP, Refunding, Ser. 2000, (Liq.: Union Bank of California), 1.37%, VRDN	1,500,000	1,500,000
New Jersey EDA RB, Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 0.95%, VRDN	500,000	500,000
Pennsylvania Higher Edl. Facs. Auth. Hosp. RB, Ser. 802, 1.05%, VRDN	1,600,000	1,600,000
Pennsylvania Higher Edl. Facs. Auth. RB, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 0.97%, VRDN	5,480,000	5,480,000
Philadelphia, PA IDA RB, Friends Select Sch. Proj., (LOC: PNC Bank), 0.95%, VRDN	3,300,000	3,300,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, (Liq.: Morgan Stanley & Insd. by MBIA), 1.01%, VRDN	3,440,000	3,440,000
24,910,000
General Obligation - State 5.7%
California RAN:
Ser. A, (LOC: Citibank), 2.00%, 6/16/2004	5,000,000	5,014,039
Ser. B, (Liq.: Merrill Lynch & Co.), 2.00%, 6/16/2004	3,000,000	3,006,549
Pennsylvania MSTR, (LOC: J.P. Morgan Chase & Co.), 1.01%, VRDN	2,245,000	2,245,000
10,265,588
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital 10.4%
Butler Cnty., PA IDA RB, Concordia Lutheran:
Ser. A, (LOC: Fleet National Bank & Liq.: Radian), 1.30%, 4/1/2004	$ 2,145,000	$ 2,145,000
Ser. C, (LOC: Fleet National Bank & Liq.: Radian), 1.15%, 10/1/2004	1,000,000	1,000,000
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster General Hosp. Proj., (LOC: Fulton Bank), 1.10%, VRDN	2,000,000	2,000,000
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, United Church of Christ, (LOC: AllFirst Bank), 1.05%, VRDN	3,985,000	3,985,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.30%, VRDN	350,000	350,000
Philadelphia, PA Auth. IDRB, Inglis House Proj., (LOC: J.P. Morgan Chase & Co.), 1.45%, 5/4/2004 FRN	5,000,000	5,000,000
Union Cnty., PA Hosp. Auth. RB, Evangelical Cmnty. Hosp., (LOC: Fleet National Bank & Liq.: Radian), 1.30%, 2/1/2004	4,000,000	4,000,000
18,480,000
Housing 6.4%
California Hsg. Fin. Agcy. RB, Home Mtge., Ser. H, (Insd. by FSA), 0.98%, VRDN	2,200,000	2,200,000
Class B Revenue Bond Certificate Trust, Ser. 2001-1, (Gtd. by American International Group), 1.44%, VRDN	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family, Class A, (LOC: Fulton Bank), 1.15%, VRDN	1,645,000	1,645,000
Pennsylvania HFA PFOTER, 1.25%, 1/6/2005 FRN	1,850,000	1,850,733
PFOTER, Class I, (Liq.: Merrill Lynch & Co.), 1.20%, VRDN	560,000	560,000
Philadelphia, PA Redev. Auth. PFOTER, (Liq.: Merrill Lynch & Co.), 1.15%, 10/15/2004 FRN	2,490,000	2,490,000
11,393,733
Industrial Development Revenue 28.4%
Butler Cnty., PA IDA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, (LOC: J.P. Morgan Chase & Co.), 1.08%, VRDN	3,000,000	3,000,000
Ser. 1992-B, (LOC: J.P. Morgan Chase & Co.), 1.08%, VRDN	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991-A, (LOC: J.P. Morgan Chase & Co.), 0.98%, VRDN	1,000,000	1,000,000
Chester Cnty., PA IDA IDRB, KAC III Realty Corp. Proj., Ser. A, (LOC: PNC Bank), 1.05%, VRDN	2,550,000	2,550,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., (LOC: PNC Bank), 1.05%, VRDN	3,145,000	3,145,000
Franconia Township, PA IDA RB, Ashers Chocolates Proj., Ser. A, (LOC: Mellon Bank), 1.20%, VRDN	3,000,000	3,000,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., (LOC: PNC Bank), 1.05%, VRDN	1,565,000	1,565,000
Lane Cnty., OR Sewage Disposal RB, Weyerhaeuser Co. Proj., 1.95%, VRDN	2,900,000	2,900,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj.:
Ser. A, (LOC: AllFirst Bank), 1.05%, VRDN	100,000	100,000
Ser. C, (LOC: AllFirst Bank), 1.05%, VRDN	900,000	900,000
Montgomery Cnty., PA IDRB, Spring City LP, (LOC: Summit Bank), 1.45%, VRDN	3,000,000	3,000,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Pennsylvania Econ. Dev. Fin. Auth. EDRB:
Ser. G-6, (LOC: PNC Bank), 1.05%, VRDN	$ 1,050,000	$ 1,050,000
Ser. G-12, (LOC: PNC Bank), 1.05%, VRDN	800,000	800,000
Computer Components Proj., Ser. G-3, (LOC: PNC Bank), 1.05%, VRDN	900,000	900,000
EPT Associates Proj., Ser. B-5, (LOC: PNC Bank), 1.05%, VRDN	1,100,000	1,100,000
Fitzpatrick Container Corp., Ser. A-1, (LOC: PNC Bank), 1.05%, VRDN	3,400,000	3,400,000
Ganflec Corp. Proj., Ser. E, (LOC: PNC Bank), 1.05%, VRDN	2,100,000	2,100,000
Johnston Welding & Fabric, Ser. B-1, (LOC: PNC Bank), 1.05%, VRDN	1,000,000	1,000,000
O'Neill Family LLC, Ser. B-8, (LOC: PNC Bank), 1.05%, VRDN	2,400,000	2,400,000
Pennsylvania Econ. Dev. Fin. Auth. RB:
Ser. A-1, (LOC: PNC Bank), 1.05%, VRDN	900,000	900,000
Ser. 2001B-1, (LOC: PNC Bank), 1.05%, VRDN	1,600,000	1,600,000
Ser. 2001B-2, (LOC: PNC Bank), 1.05%, VRDN	1,000,000	1,000,000
First Street Partners Proj., Ser. H-4, (LOC: PNC Bank), 1.05%, VRDN	1,400,000	1,400,000
Hamill Manufacturing Co. Proj., Ser. H-6, (LOC: PNC Bank), 1.05%, VRDN	1,200,000	1,200,000
Savicor Associates LP:
Ser. H-3, (LOC: PNC Bank), 1.05%, VRDN	1,200,000	1,200,000
Ser. H-10, (LOC: PNC Bank), 1.05%, VRDN	1,300,000	1,300,000
Philadelphia, PA IDRB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%, 11/1/2004 FRN	490,000	490,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%, 11/1/2004	1,010,000	1,010,000
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC: Citizens Bank), 1.05%, VRDN	640,000	640,000
Westmoreland Cnty., PA IDA RB, White Consolidated Industries, Inc. Proj., (SPA: Bank of Nova Scotia), 1.32%, 6/1/2004	5,100,000	5,100,000
50,750,000
Miscellaneous Revenue 1.3%
Delaware Valley, PA Regl. Fin. Auth. Local Govt. Revenue RB:
Ser. A, (SPA: Toronto-Dominion Bank), 0.95%, VRDN	1,000,000	1,000,000
Ser. B, (SPA: Toronto-Dominion Bank), 0.95%, VRDN	1,400,000	1,400,000
2,400,000
Port Authority 1.1%
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Port of Pittsburgh, Ser. G-10, (LOC: PNC Bank), 1.05%, VRDN	2,000,000	2,000,000
Resource Recovery 8.6%
Pennsylvania Econ. Dev. Fin. Auth. IDRB, Babcock & Wilcox Co., Ser. A-2, (LOC:
PNC Bank), 1.20%, VRDN	4,600,000	4,600,000
Washington Cnty., PA IDA Solid Wst. Disposal RB, America Iron Oxide Co. Proj., 1.35%, VRDN	10,700,000	10,700,000
15,300,000
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2004

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Special Tax 1.4%
Norristown, PA TAN & RAN, 1.50%, 12/30/2004	$ 750,000	$ 750,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, (LOC: Citigroup & Insd. by FGIC), 1.02%, VRDN	1,775,000	1,775,000
2,525,000
Transportation 1.5%
New Jersey Turnpike Auth. RB, Ser. C-2, (Insd. by FSA), 0.93%, VRDN	1,400,000	1,400,000
Pennsylvania Turnpike Commission RB, Ser. Q, (SPA: WestLandesbank AG), 0.99%, VRDN	1,200,000	1,200,000
2,600,000
Utility 1.6%
Carlton, WI PCRB, Wisconsin Power & Light Proj., (Gtd. by Wisconsin Power & Light), 1.13%, VRDN	1,800,000	1,800,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc., (LOC: RaboBank Nederland), 1.10%, VRDN	835,000	835,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., (LOC: Bank One), 1.07%, VRDN	200,000	200,000
2,835,000
Water & Sewer 9.2%
Philadelphia, PA Wtr. & Wstwtr. RB, Facs. MTC, Ser. 1999-1, (LOC: Commerzbank AG & Insd. by AMBAC), 1.46%, VRDN	15,495,000	15,495,000
Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346, (Liq.: Morgan Stanley), 1.01%, VRDN	995,000	995,000
16,490,000
Total Municipal Obligations		175,219,321
Total Investments (cost $178,019,321) 99.8%		178,019,321
Other Assets and Liabilities 0.2%		399,991
Net Assets 100.0%		$ 178,419,312

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificate
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Puttable Floating Option Tax Exempt Receipt
FRN	Floating Rate Note	RAN	Revenue Anticipation Note
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
HFA	Housing Finance Authority	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SPA	Security Purchase Agreement
IDRB	Industrial Development Revenue Bond	TAN	Tax Anticipation Note
IDRRB	Industrial Development Refunding Revenue Bond	VRDN	Variable Rate Demand Note
LOC	Letter of Credit
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2004

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of January 31, 2004:

Pennsylvania	82.3%
California	8.2%
Oregon	1.6%
New Jersey	1.1%
Wisconsin	1.0%
Arizona	0.6%
Colorado	0.5%
Wyoming	0.1%
Non-state specific	4.6%
Total	100.0%
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments at amortized cost	$ 178,019,321
Cash	2,216
Receivable for Fund shares sold	844
Interest receivable	442,059
Prepaid expenses and other assets	43,896

Total assets	178,508,336

Liabilities
Dividends payable	49,709
Payable for Fund shares redeemed	2,151
Advisory fee payable	3,779
Distribution Plan expenses payable	4,276
Due to other related parties	1,075
Accrued expenses and other liabilities	28,034

Total liabilities	89,024

Net assets	$ 178,419,312

Net assets represented by
Paid-in capital	$ 178,419,216
Undistributed net investment income	96

Total net assets	$ 178,419,312

Net assets consists of
Class A	$ 31,657,567
Class S	70,896,542
Class I	75,865,203

Total net assets	$ 178,419,312

Shares outstanding
Class A	31,652,631
Class S	70,896,807
Class I	75,871,513

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 2,830,365

Expenses
Advisory fee	765,358
Distribution Plan expenses
Class A	65,832
Class S	692,713
Administrative services fee	126,885
Transfer agent fees	36,596
Trustees' fees and expenses	3,113
Printing and postage expenses	26,317
Custodian and accounting fees	56,865
Registration and filing fees	42,465
Professional fees	17,526
Other	16,539

Total expenses	1,850,209
Less: Expense reductions	(1,852)
Expense reimbursements	(11,693)

Net expenses	1,836,664

Net investment income	993,701

Net realized gains on securities	7,415

Net increase in net assets resulting from operations	$ 1,001,116

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 993,701		$ 2,131,166
Net realized gains on securities		7,415		52,011

Net increase in net assets resulting from operations		1,001,116		2,183,177

Distributions to shareholders from
Net investment income
Class A		(116,311)		(311,071)
Class S		(270,890)		(1,010,220)
Class I		(613,004)		(951,496)

Total distributions to shareholders		(1,000,205)		(2,272,787)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	55,025,444	55,025,444	53,118,462	53,118,462
Class S	130,369,542	130,369,542	210,522,356	210,522,356
Class I	137,202,677	137,202,677	126,866,040	126,866,040

		322,597,663		390,506,858

Net asset value of shares issued in reinvestment of distributions
Class A	107,546	107,546	301,103	301,103
Class I	121,865	121,865	221,819	221,819

		229,411		522,922

Payment for shares redeemed
Class A	(54,882,986)	(54,882,986)	(49,830,292)	(49,830,292)
Class S	(196,370,219)	(196,370,219)	(228,602,691)	(228,602,691)
Class I	(127,402,194)	(127,402,194)	(141,247,563)	(141,247,563)

		(378,655,399)		(419,680,546)

Net decrease in net assets resulting from capital share transactions		(55,828,325)		(28,650,766)

Total decrease in net assets		(55,827,414)		(28,740,376)
Net assets
Beginning of period		234,246,726		262,987,102

End of period		$ 178,419,312		$ 234,246,726

Undistributed (overdistributed) net investment income		$ 96		$ (815)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

17

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended January 31, 2004, EIMC reimbursed expenses in the amount of $5,555. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $6,138. Total amounts subject to recoupment as of January 31, 2004 were $7,898.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

18

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $96.

The tax character of distributions paid was as follows:

	Year Ended January 31,
	2004	2003

Ordinary Income	$ 1,246	$ 52,011
Exempt-Interest Income	991,544	2,220,776
Long-term Capital Gain	7,415	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

19

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

20

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $7,415 for the fiscal year ended January 31, 2004.

For the fiscal year ended January 31, 2004, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.16%.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565212 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Treasury Money Market Fund

Evergreen Treasury Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
18	INDEPENDENT AUDITORS' REPORT
20	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Treasury Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Average annual return

1 year	0.38%	0.11%	0.68%

5 year	2.89%	2.68%	3.20%

10 year	3.82%	3.71%	4.13%

7-day annualized yield	0.29%	0.04%	0.59%

30-day annualized yield	0.28%	0.04%	0.58%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.06	0.04
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.03	-0.06	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.38%	1.14%	3.00%	5.65%	4.38%
Ratios and supplemental data
Net assets, end of period (millions)	$525	$773	$752	$743	$2,828
Ratios to average net assets
Expenses[2]	0.75%	0.73%	0.70%	0.73%	0.74%
Net investment income	0.38%	1.13%	2.98%	5.27%	4.28%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S	2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.11%	0.84%	2.70%	3.24%
Ratios and supplemental data
Net assets, end of period (millions)	$856	$1,484	$1,826	$2,135
Ratios to average net assets
Expenses[3]	1.02%	1.03%	1.00%	1.04%[4]
Net investment income	0.12%	0.85%	2.71%	5.50%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I1	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01	0.03	0.06	0.05
Distributions to shareholders from
Net investment income	-0.01	-0.01	-0.03	-0.06	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.68%	1.44%	3.31%	5.97%	4.69%
Ratios and supplemental data
Net assets, end of period (millions)	$1,652	$1,201	$1,005	$1,032	$1,034
Ratios to average net assets
Expenses[2]	0.45%	0.43%	0.40%	0.43%	0.44%
Net investment income	0.66%	1.42%	3.21%	5.78%	4.58%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 20.7%
U.S. Treasury Notes:
1.75%, 12/31/2004	$ 50,000,000	$ 50,121,845
2.125%, 8/31/2004	225,000,000	226,150,161
2.125%, 10/31/2004	100,000,000	100,656,374
2.25%, 7/31/2004	100,000,000	100,560,625
2.875%, 6/30/2004	50,000,000	50,365,461
3.625%, 3/31/2004	100,000,000	100,363,836
Total U.S. Treasury Obligations		628,218,302
REPURCHASE AGREEMENTS* 79.2%
ABN Amro, Inc., Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,388 (1)**	135,000,000	135,000,000
Bank of America Corp., Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,463 (2)**	135,000,000	135,000,000
Barclays DeZeote Wedd Securities, 0.96%, dated 1/30/2004, maturing 2/2/2004, maturity value $135,010,800 (3)	135,000,000	135,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.98%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,650 (4)**	135,000,000	135,000,000
Deutsche Bank Securities, Inc., Avg. rate of 0.99%, dated 1/26/2004, maturing 2/2/2004, maturity value $255,048,946 (5)**	255,000,000	255,000,000
Dresdner Bank AG, Avg. rate of 0.96%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,313 (6)**	135,000,000	135,000,000
Goldman Sachs Group, Inc., Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,350 (7)**	135,000,000	135,000,000
Greenwich Capital Markets, Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,388 (8)**	135,000,000	135,000,000
J.P. Morgan Securities, Inc., Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,463 (9)**	135,000,000	135,000,000
Lehman Brothers, Inc., Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,010,913 (10)**	135,000,000	135,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.97%, dated 1/30/2004, maturing 2/2/2004, maturity value $135,003,275 (11)	135,000,000	135,000,000
Morgan Stanley & Co., Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,388 (12)**	135,000,000	135,000,000
RBC Dain Rauscher, Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,388 (13)**	135,000,000	135,000,000
Salomon Smith Barney, Inc., Avg. rate of 1.00%, dated 1/26/2004, maturing 2/2/2004, maturity value $250,048,681 (14)**	250,000,000	250,000,000
Societe Generale, 0.97%, dated 1/30/2004, maturing 2/2/2004, maturity value $40,517,720 (15)	40,514,445	40,514,445
UBS Securities, LLC:
0.98%, dated 1/30/2004, maturing 2/2/2004, maturity value $50,004,083 (16)	50,000,000	50,000,000
1.00%, dated 1/30/2004, maturing 2/2/2004, maturity value $50,004,167 (17)	50,000,000	50,000,000
West Deutsche Landes Bank, Avg. rate of 0.97%, dated 1/26/2004, maturing 2/2/2004, maturity value $135,025,463 (18)**	135,000,000	135,000,000
Total Repurchase Agreements		2,400,514,445
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2004

Value

Total Investments (cost $3,028,732,747) 99.9%	$ 3,028,732,747
Other Assets and Liabilities 0.1%	4,099,604
Net Assets 100.0%	$ 3,032,832,351

*	Collateralized by:
	(1)	$314,150,501 STRIPS, 0.00%, 2/15/2018 to 5/15/2020; value is $137,700,171.
	(2)	$135,676,000 U.S. Treasury Note, 3.00%, 1/31/2004; value including accrued interest is $137,700,079.
	(3)	$107,863,000 U.S. Treasury Notes, 2.125% to 6.75%, 1/31/2004 to 5/15/2005; value including accrued interest is $112,503,731.
$45,010,000 STRIPS, 0.00%, 2/15/2016; value is $25,197,048.
	(4)	$102,738,000 U.S. Treasury Bills, 0.00%, 2/26/2004 to 7/29/2004; value is $102,620,191.
$34,567,000 U.S. Treasury Note, 3.00%, 1/31/2004; value including accrued interest is $35,082,686.
	(5)	$185,282,000 STRIPS, 0.00%, 5/15/2011; value is $175,543,578.
$46,912,000 U.S. Treasury Bill, 0.00%, 7/1/2004; value is $46,721,350.
$32,923,000 U.S. Treasury Note, 5.75%, 8/15/2010; value including accrued interest is $37,835,737.
	(6)	$64,950,000 U.S. Treasury Notes, 2.875% to 5.75%, 6/30/2004 to 8/15/2010; value including accrued interest is $72,877,042.
$50,000,000 U.S. Treasury Bond, 6.25%, 8/15/2023; value including accrued interest is 58,833,134.
$5,105,000 STRIPS, 3.375%, 1/15/2012; value including accrued interest is $5,992,552.
	(7)	$249,566,000 STRIPS, 0.00%, 5/15/2020; value is $105,908,323.
$30,276,000 U.S. Treasury Bill, 0.00%, 2/5/2004; value is $30,271,882.
$1,392,000 U.S. Treasury Bond, 10.375%, 11/15/2009; value including accrued interest is $1,520,681.
	(8)	$135,644,000 U.S. Treasury Notes, 2.125% to 3.625%, 3/31/2004 to 11/15/2008; value including accrued interest is $137,700,697.
	(9)	$64,592,000 STRIPS, 3.375% to 3.875%, 1/15/2009 to 1/15/2012; value including accrued interest is $79,934,306.
$46,613,000 U.S. Treasury Bonds, 6.50% to 7.875%, 2/15/2021 to 11/15/2026; value including accrued interest is $57,768,183.
	(10)	$182,678,973 STRIPS, 0.00%, 2/15/2012 to 11/15/2013; value is $93,404,242.
$93,518,000 STRIPS 8.875% to 9.125%, 5/15/2018 to 2/15/2019; value including accrued interest is $44,298,756.
	(11)	$138,112,000 U.S. Treasury Bills, 0.00%, 4/1/2004 to 7/1/2004; value including accrued interest is $137,703,939.
	(12)	$125,252,000 U.S. Treasury Note, 5.00%, 2/15/2011; value including accrued interest is $137,700,682.
	(13)	$61,163,000 U.S. Treasury Bonds, 11.25% to 13.25%, 8/15/2013 to 2/15/2015; value including accrued interest is $97,085,001.
$68,700,000 STRIPS, 0.00%, 8/15/2019; value is $31,033,164.
$7,000,000 U.S. Treasury Notes, 5.75% to 5.875%, 11/15/2004 to 11/15/2005; value including accrued interest is $7,566,449.
	(14)	$1,031,719,538 GNMA, 4.00% to 9.00%, 10/15/2008 to 1/15/2034; value including accrued interest is $255,000,001.
	(15)	$32,568,000 U.S. Treasury Bond, 7.25%, 5/15/2016; value including accrued interest is $41,325,124.
	(16)	$51,105,000 U.S. Treasury Bill, 0.00%, 4/15/2004; value is $51,003,303.
	(17)	$170,877,656 GNMA, 4.00% to 9.00%, 9/15/2019 to 9/15/2033; value including accrued interest is $51,001,086.
	(18)	$120,208,000 U.S. Treasury Bond, 6.00%, 2/15/2026; value including accrued interest is $137,700,224.

**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments in securities	$ 628,218,302
Investments in repurchase agreements	2,400,514,445

Investments at amortized cost	3,028,732,747
Receivable for Fund shares sold	83,978
Interest receivable	5,580,446
Prepaid expenses and other assets	28,793

Total assets	3,034,425,964

Liabilities
Dividends payable	1,014,211
Payable for Fund shares redeemed	110,248
Advisory fee payable	77,280
Distribution Plan expenses payable	9,966
Due to other related parties	15,298
Accrued expenses and other liabilities	366,610

Total liabilities	1,593,613

Net assets	$ 3,032,832,351

Net assets represented by
Paid-in capital	$ 3,032,813,519
Undistributed net investment income	18,832

Total net assets	$ 3,032,832,351

Net assets consists of
Class A	$ 524,923,711
Class S	855,692,171
Class I	1,652,216,469

Total net assets	$ 3,032,832,351

Shares outstanding
Class A	525,113,933
Class S	855,692,180
Class I	1,652,258,024

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 39,758,956

Expenses
Advisory fee	10,943,409
Distribution Plan expenses
Class A	2,045,437
Class S	7,291,165
Administrative services fee	2,107,477
Transfer agent fees	1,137,276
Trustees' fees and expenses	130,192
Printing and postage expenses	140,609
Custodian and fund accounting fees	909,601
Registration and filing fees	315,971
Professional fees	38,411
Other	222,690

Total expenses	25,282,238
Less: Expense reductions	(8,176)
Expense reimbursements	(411,644)

Net expenses	24,862,418

Net investment income	14,896,538

Net increase in net assets resulting from operations	$ 14,896,538

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004		2003

Operations
Net investment income		$ 14,896,538		$ 39,920,448

Distributions to shareholders from
Net investment income
Class A		(2,617,205)		(9,122,223)
Class S		(1,439,253)		(14,782,502)
Class I		(10,838,309)		(16,016,032)

Total distributions to shareholders		(14,894,767)		(39,920,757)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,305,016,713	2,305,016,713	2,239,676,945	2,239,676,945
Class S	571,327,246	571,327,246	951,546,121	951,546,121
Class I	4,816,099,550	4,816,099,550	4,456,666,216	4,456,666,216

		7,692,443,509		7,647,889,282

Net asset value of shares issued in
reinvestment of distributions
Class A	619,640	619,640	2,295,293	2,295,293
Class I	400,469	400,469	1,092,540	1,092,540

		1,020,109		3,387,833

Payment for shares redeemed
Class A	(2,553,617,931)	(2,553,617,931)	(2,220,942,231)	(2,220,942,231)
Class S	(1,199,914,235)	(1,199,914,235)	(1,292,912,842)	(1,292,912,840)
Class I	(4,365,076,734)	(4,365,076,734)	(4,262,301,658)	(4,262,301,658)

		(8,118,608,900)		(7,776,156,729)

Net decrease in net assets resulting
from capital share transactions		(425,145,282)		(124,879,614)

Total decrease in net assets		(425,143,511)		(124,879,923)
Net assets
Beginning of period		3,457,975,862		3,582,855,785

End of period		$ 3,032,832,351		$ 3,457,975,862

Undistributed net investment income		$ 18,832		$ 17,061

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S, and Institutional ("Class I") shares. Class A and Class S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in

14

NOTES TO FINANCIAL STATEMENTS continued

recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.31% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended January 31, 2004, EIMC reimbursed expenses in the amount of $7,894. In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $403,750, which represents 0.03% of the average daily net assets of Class S shares. Total amounts subject to recoupment as of January 31, 2004 were $403,750.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

15

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. IN-KIND TRANSACTION

Effective on the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Treasury Money Market Fund into the Fund. In the transaction, shareholders redeemed 115,695,766 shares of Wachovia Treasury Money Market Fund and purchased the same number of Class S shares of the Fund in consideration for securities valued at $115,695,766, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class S shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended January 31, 2003.

6. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $18,832.

The tax character of distributions paid for the years ended January 31, 2004 and January 31, 2003 were $14,894,767 and $39,920,757, respectively, of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

16

NOTES TO FINANCIAL STATEMENTS continued

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

17

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Treasury Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Treasury Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565214 rv1   3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen U.S. Government Money Market Fund

Evergreen U.S. Government Money Market Fund: Annual Report as of January 31, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
19	INDEPENDENT AUDITORS' REPORT
20	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen U.S. Government Money Market Fund, which covers the 12-month period ended January 31, 2004.

A very volatile fixed income environment during the 12-month period ended January 31, 2004 began with tremendous uncertainty surrounding the potential for war with Iraq. As diplomacy faltered in the early months of 2003, many investors sought the relative safety of U.S. Treasury securities. As more and more investors employed this strategy, the rising demand resulted in higher prices and lower yields, enabling the investment returns to achieve attractive levels through mid-June. However, this increasingly popular strategy soon helped set the stage for a summer of volatility unmatched in recent bond market history.

At the conclusion of its monetary policy meeting in May, the Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation." Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, many fixed income participants became alarmed. These worries were compounded by optimistic Gross Domestic Product (GDP) forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

1

LETTER TO SHAREHOLDERS continued

The Treasury market began to stabilize in August as investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data improved as the year progressed, the wildcard for investors remained sustainable employment growth. The massive investment in technology over the past decade has resulted in efficiencies never before experienced by U.S. businesses. Yet many businesses have substantially increased capital investment and we expect payrolls to continue to increase gradually over the coming months.

In addition to this excitement in Treasuries, investors in municipal bonds also experienced some concern related to the changes in the tax laws, which were initially perceived as a potential threat to their market. Yet after careful consideration, the majority of investors became convinced, and we agree, that capital preservation remains a primary, if not dominant, theme for the demand of these securities. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market stabilized in the autumn months and through the conclusion of the investment period. Investors became more comfortable with the likelihood that monetary policy makers would keep rates low for the foreseeable future, as yet again, Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of economic data has dramatically improved in recent months, the Fed has continued to deliver this message

2

LETTER TO SHAREHOLDERS continued

of accommodation. Despite solid economic growth, central bankers have not wavered from this theme: rates would remain low until sustainable payroll growth was evident or until incipient pricing pressures developed in the overall economy. Since both of these developments are unlikely in the short-term, we believe the Fed will remain accommodative until at least the middle of 2004.

We continue to believe that in this environment, and over the long-term, diversification within the fixed income markets will continue to play a significant role in the successful performance of investment portfolios. Those investors who include these fixed income strategies should be able to continue to balance the risks presented by the markets, while also taking steps to address specific exemption and capital preservation needs. As always, we recommend that investors maintain a proper asset allocation within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of January 31, 2004

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio inception date: 6/26/2001

	Class A	Class B	Class C	Class S1	Class I
Class inception date	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001

Average annual return**

1 year with sales charge	N/A	-4.94%	-0.94%	N/A	N/A

1 year w/o sales charge	0.26%	0.06%	0.06%	0.15%	0.45%

Since portfolio inception	1.00%	-0.72%	0.43%	0.92%	1.17%

7-day annualized yield	0.15%	0.04%	0.04%	0.04%	0.36%

30-day annualized yield	0.16%	0.04%	0.04%	0.04%	0.38%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
** Adjusted for maximum applicable sales charge, unless noted.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A, 0.60% for Class S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Classes A, B, C and S1. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS A	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.26%	1.01%	1.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,115,472	$3,979,856	$3,774,155
Ratios to average net assets
Expenses[3]	0.93%	0.88%	0.88%[4]
Net investment income	0.27%	1.00%	1.57%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS B	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.06%	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$224	$538	$64
Ratios to average net assets
Expenses[4]	1.14%	1.54%	1.75%[5]
Net investment income	0.06%	0.15%	0.63%[5]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS C	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.06%	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,135	$1,451	$29
Ratios to average net assets
Expenses[4]	1.10%	1.48%	1.77%[5]
Net investment income	0.05%	0.12%	0.63%[5]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS S1	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.15%	0.99%	1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$266,596	$431,731	$390,392
Ratios to average net assets
Expenses[3]	1.04%	0.90%	0.90%[4]
Net investment income	0.16%	0.97%	1.56%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
CLASS I	2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.45%	1.14%	1.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$33	$102	$3
Ratios to average net assets
Expenses[3]	0.74%	0.73%	0.68%[4]
Net investment income	0.54%	0.79%	1.69%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2004

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 88.3%
FFCB, FRN:
0.98%, 2/4/2004	$100,000,000	$ 100,000,000
1.00%, 2/3/2004	50,000,000	50,000,000
FHLB:
0.00%, 2/25/2004 (n)	100,000,000	99,936,750
FRN:
0.98%, 2/17/2004	250,000,000	249,930,986
1.02%, 4/7/2004	325,000,000	324,898,420
1.09%, 3/15/2004	250,000,000	249,957,961
1.42%, 2/11/2004	50,000,000	50,000,000
FHLMC:
0.00%, 2/17/2004 (n)	20,000,000	19,991,500
0.00%, 3/4/2004 (n)	50,000,000	49,953,500
0.00%, 4/6/2004 (n)	50,000,000	49,908,444
1.20%, 7/27/2004	50,000,000	50,000,000
1.45%, 11/16/2004	15,000,000	15,000,000
FRN, 1.22%, 4/28/2004	50,000,000	50,000,000
FNMA:
0.00%, 3/1/2004 (n)	50,000,000	49,957,611
0.00%, 3/17/2004 (n)	45,544,000	45,487,778
0.00%, 4/1/2004 (n)	70,000,000	69,876,100
1.18%, 7/27/2004	35,000,000	34,996,849
1.25%, 8/27/2004	35,000,000	35,000,000
1.30%, 8/30/2004	25,000,000	25,000,000
FRN:
0.98%, 3/17/2004	100,000,000	99,992,511
1.08%, 2/11/2004	150,000,000	149,945,980
1.32%, 4/28/2004	150,000,000	150,000,000
1.57%, 3/15/2004	35,000,000	35,000,000
SLMA, FRN, 1.22%, 4/25/2004	50,000,000	50,000,000
Total U.S. Government & Agency Obligations		2,104,834,390
REPURCHASE AGREEMENT* 11.6%
Deutsche Bank, 0.99%, dated 1/30/2004, maturing 2/2/2004, maturity value $277,644,014 (1)	277,621,110	277,621,110
Total Investments (cost $2,382,455,500) 99.9%		2,382,455,500
Other Assets and Liabilities 0.1%		2,005,483
Net Assets 100.0%		$ 2,384,460,983

*	Collateralized by:
(1)	$171,076,000 U. S. Treasury Bonds, 8.875%, 8/15/2017; value including accrued interest is $250,393,900;
$32,649,000 U.S. Treasury Notes, 2.00%, 5/15/2006; value including accrued interest is $32,780,243.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank	FNMA	Federal National Mortgage Association
FHLB	Federal Home Loan Bank	FRN	Floating Rate Note
FHLMC	Federal Home Loan Mortgage Corp.	SLMA	Student Loan Marketing Association
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004

Assets
Investments in securities	$ 2,104,834,390
Investment in repurchase agreement	277,621,110

Investments at amortized cost	2,382,455,500
Receivable for Fund shares sold	592,456
Interest receivable	2,437,323
Receivable from investment advisor	165,786
Prepaid expenses and other assets	172,446

Total assets	2,385,823,511

Liabilities
Dividends payable	6,255
Payable for Fund shares redeemed	846,480
Due to custodian bank	500
Due to related parties	112,882
Accrued expenses and other liabilities	396,411

Total liabilities	1,362,528

Net assets	$ 2,384,460,983

Net assets represented by
Paid-in capital	$ 2,384,375,782
Undistributed net investment income	92,480
Accumulated net realized losses on securities	(7,279)

Total net assets	$ 2,384,460,983

Net assets consists of
Class A	$ 2,115,472,131
Class B	224,402
Class C	2,135,473
Class S1	266,595,874
Class I	33,103

Total net assets	$ 2,384,460,983

Shares outstanding
Class A	2,115,382,686
Class B	224,392
Class C	2,135,410
Class S1	266,600,201
Class I	33,092

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class C -- Offering price (based on sales charge of 1.00%)	$ 1.01
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended January 31, 2004

Investment income
Interest	$ 46,200,321

Expenses
Advisory fee	15,433,204
Distribution Plan expenses
Class A	10,393,473
Class B	2,979
Class C	18,086
Class S	7
Class S1	2,349,475
Administrative services fee	2,302,384
Transfer agent fees	9,564,675
Trustees' fees and expenses	54,114
Printing and postage expenses	454,046
Custodian and accounting fees	844,533
Registration and filing fees	86,804
Professional fees	59,879
Other	94,059

Total expenses	41,657,718
Less: Expense reductions	(11,375)
Expense reimbursements	(5,342,222)

Net expenses	36,304,121

Net investment income	9,896,200

Net realized losses on securities	(7,279)

Net increase in net assets resulting from operations	$ 9,888,921

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2004 (a)		2003

Operations
Net investment income		$ 9,896,200		$ 43,112,906
Net realized gains or losses on securities		(7,279)		90,498

Net increase in net assets resulting from operations		9,888,921		43,203,404

Distributions to shareholders from
Net investment income
Class A		(9,270,453)		(38,936,088)
Class B		(190)		(414)
Class C		(964)		(611)
Class S		(0)		(5)
Class S1		(628,801)		(4,153,138)
Class I		(709)		(603)

Total distributions to shareholders		(9,901,117)		(43,090,859)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	14,432,855,416	14,432,855,416	16,654,083,708	16,654,083,709
Class B	157,393	157,393	1,198,888	1,198,888
Class C	3,759,876	3,759,876	9,341,158	9,341,157
Class S1	385,796,286	385,796,286	431,324,725	431,324,725
Class I	1,673,695	1,673,695	1,642,223	1,642,224

		14,824,242,666		17,097,590,703

Net asset value of shares issued in reinvestment of distributions
Class A	9,276,586	9,276,586	38,909,053	38,909,053
Class B	134	134	226	226
Class C	873	873	526	526
Class S	0	0	5	5
Class I	525	525	165	165

		9,278,118		38,909,975

Automatic conversion of Class B shares to Class A shares
Class A	11,796	11,796	9,833	9,833
Class B	(11,796)	(11,796)	(9,833)	(9,833)

		0		0

Payment for shares redeemed
Class A	(16,306,534,943)	(16,306,534,943)	(16,487,407,304)	(16,487,407,304)
Class B	(459,052)	(459,052)	(715,946)	(715,946)
Class C	(3,075,846)	(3,075,846)	(7,920,477)	(7,920,477)
Class S	(1,016)	(1,016)	0	0
Class S1	(550,911,634)	(550,911,634)	(389,993,403)	(389,993,403)
Class I	(1,743,178)	(1,743,178)	(1,543,129)	(1,543,129)

		(16,862,725,669)		(16,887,580,259)

Net increase (decrease) in net assets resulting from capital share transactions		(2,029,204,885)		248,920,419

Total increase (decrease) in net assets		(2,029,217,081)		249,032,964
Net assets
Beginning of period		4,413,678,064		4,164,645,100

End of period		$ 2,384,460,983		$ 4,413,678,064

Undistributed net investment income		$ 92,480		$ 97,397

(a) Class S shares of the Fund were liquidated on January 12, 2004.
See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class S1 and Institutional ("Class I") shares. Class A, Class S and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A, Class S and Class S1 shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

Class S shares of the Fund were completely liquidated on January 12, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

15

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.40% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

During the year ended January 31, 2004, EIMC reimbursed expenses in the amount of $212,466 which represents 0.01% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to distribution fees. The amount of reimbursements and the impact on the expense ratio of each class represented as a percentage of its average daily net assets was as follows:

	Distribution Fees	% of Average Daily
	Reimbursed	Net Assets of Class

Class A	$ 3,942,722	0.11%
Class B	1,790	0.60%
Class C	11,625	0.64%
Class S1	1,173,619	0.30%

Total amounts subject to recoupment as of January 31, 2004 were $5,822,181.

16

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.25% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

On January 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2004, the Fund had $7,279 in capital loss carryovers for federal income tax purposes expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2004, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $92,480 and capital loss carryover in the amount of $7,279.

The tax character of distributions paid for the years ended January 31, 2004 and January 31, 2003 were $9,901,117 and $43,090,859, respectively, of ordinary income.

17

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2004, the Fund had no borrowings under this agreement.

11. SUBSEQUENT EVENT

Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase.

18

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Money Market Fund as of January 31, 2004, and the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 5, 2004

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 93 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $251.3 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800.343.2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of January 31, 2004

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

565217 rv1     3/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 9 series of the Registrant's annual financial statements for the fiscal years ended January 31, 2003 and January 31, 2004 and fees billed for other services rendered by KPMG LLP.

	2002	2003
Audit fees	$218,571	$231,565

Audit-related fees (1)	$ 0.00	$ 3,020
Audit and audit-related fees	$218,571	$234,585

Tax fees (2)	$ 16,926	$ 6,811

All other fees	$ 0.00	$ 0.00

Total fees	$235,497	$241,396
(1) Audit-related fees consists principally of fees for Interfund lending procedures (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 25, 2004